                                             Adviser Class Prospectus


[LOGO OF MORGAN STANLEY DEAN WITTER]
Morgan Stanley Institutional Fund Trust

 January 31, 2001, as revised on November 1, 2001


 Morgan Stanley Institutional Fund Trust (the
 "Fund") is a no-load mutual fund consisting
 of 30 different investment portfolios, 12 of
 which are described in this prospectus.
 Morgan Stanley Investments LP (the
 "Adviser"), an investment advisory affiliate
 of Morgan Stanley Investment Management Inc.,
 is the Fund's investment adviser. This
 prospectus offers Adviser Class Shares of the
 following portfolios (each a "Portfolio" and
 collectively the "Portfolios"):
  ____________________________________________

 Equity Portfolios

 Equity Portfolio
 Mid Cap Growth Portfolio
 Mid Cap Growth II Portfolio
 Mid Cap Value Portfolio
 Small Cap Growth Portfolio
 Small Cap Value Portfolio
 Value Portfolio
  ____________________________________________

 Fixed Income Portfolios

 Domestic Fixed Income Portfolio
 Fixed Income Portfolio
 High Yield Portfolio
  ____________________________________________

 Balanced Portfolios

 Balanced Portfolio
 Multi-Asset-Class Portfolio
  ____________________________________________
Shareholder Services
1-800-548-7786

Prices and Investment Results:
www.morganstanley.com/im

Investment Adviser
Morgan Stanley Investments LP

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary    1
-----------------------
Equity Portfolios
-----------------------
Equity                2
-----------------------
Mid Cap Growth        3
-----------------------
Mid Cap Growth II     5
-----------------------
Mid Cap Value         6
-----------------------
Small Cap Growth      7
-----------------------
Small Cap Value       9
-----------------------
Value                10
-----------------------

Fixed Income Portfolios
----------------------------
Domestic Fixed Income     11
----------------------------
Fixed Income              13
----------------------------
High Yield                15
----------------------------
Balanced Portfolios
----------------------------
Balanced                  17
----------------------------
Multi-Asset-Class         19
----------------------------

Fees and Expenses of the Portfolios       21
--------------------------------------------
Investment Strategies and Related Risks   23
--------------------------------------------
Purchasing Shares                         28
--------------------------------------------
Redeeming Shares                          29
--------------------------------------------
General Shareholder Information           30
--------------------------------------------
Fund Management                           32
--------------------------------------------
Financial Highlights                      36
--------------------------------------------

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Investment Summary

This section explains each Portfolio's:

 . Investment Objective
 . Principal Investment Strategy
 . Principal Risks

Investor Suitability
The Portfolios may be suitable for long-term investors who can accept the risks of investing in the stock and bond markets.

The Portfolios are designed principally for investment by fiduciary investors who are entrusted with the responsibility of investing assets held for the benefit of others.

While the Portfolios consider whether their securities transactions will generate distributions taxable at capital gain or ordinary income rates, minimizing such taxes is not a principal investment strategy.

Each Portfolio in this prospectus is a diversified fund for purposes of the Investment Company Act of 1940 ("1940 Act") and complies with the diversification requirements of the Internal Revenue Code.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Equity Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 common
 stocks
 ------------
 Equity
 capitalization
 generally
 greater
 than $5
 billion
 ------------
 Benchmark:
 S&P 500
 Index
 ------------
 Ticker
 Symbol: Not
 Available
 ------------
 CUSIP No.:
 552-913-345
 ------------
 Portfolio
 Managers
 Arden C.
 Armstrong,
 Steven
 Epstein,
 James J.
 Jolinger,
 Brian
 Kramp,
 Eric F.
 Scharpf and
 Gary
 G. Schlarbaum
Objective
The Equity Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests primarily in common stocks of large U.S. companies. The Portfolio invests, to a limited extent, in stocks of small companies and foreign equity securities.

Process
The Adviser assigns each member of the portfolio management team to specific "value" or "growth" sectors. The Portfolio's overall sector allocation is driven by bottom-up stock selection. The Adviser seeks to diversify the Portfolio's investments across market sectors, and to obtain the best values within each sector. In determining whether securities should be sold, the Adviser considers factors such as deteriorating fundamentals and relative valuation.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of common stocks rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements.

Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.


                                    [CHART]

Equity Portfolio
Commenced operations on January 16, 1998
1999           28.39%
2000           -9.50%
High Quarter  12/31/99    19.99%
Low Quarter    9/30/99    -9.64%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                            Equity                                       S&P 500
                                           Portfolio                                      Index
------------------------------------------------------------------------------------------------
One Year                                     -9.50                                        -9.12
------------------------------------------------------------------------------------------------
Since Inception 1/16/98                      12.31                                        12.77

The bar chart and table show the Portfolio's Adviser Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Mid Cap Growth Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 common
 stocks of
 mid cap
 companies
 ------------
 Equity
 capitalization
 generally
 matching
 the
 benchmark
 (currently
 $1 billion
 to
 $15 billion)
 ------------
 Benchmark:
 S&P MidCap
 400 Index
 ------------
 Ticker
 Symbol:
 MACGX
 ------------
 CUSIP No.:
 552-913-436
 ------------
 Portfolio
 Managers
 Arden C.
 Armstrong,
 David P.
 Chu and
 Steven B.
 Chulik
Objective
The Mid Cap Growth Portfolio seeks long-term capital growth.

Approach
The Portfolio invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index. The Adviser focuses on companies that demonstrate one or more of the following characteristics: high earnings growth rates, growth stability, rising profitability and the ability to produce earnings that beat market expectations. The Portfolio may purchase shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition. The Portfolio may invest, to a limited extent, in foreign equity securities.

Process
The Adviser uses a proprietary quantitative screen to sort stocks based on revisions to analysts' earnings predictions. The Adviser then researches companies that pass the screen. The Adviser also evaluates market valuations to eliminate the most overvalued stocks. The Portfolio's overall sector allocation is driven by bottom-up stock selection. The Adviser follows a strict sell discipline, selling stocks when their earnings revision scores fall to unacceptable levels, when research reveals unfavorable trends or when their market valuations exceed levels that are reasonable in relation to their growth prospects.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of common stocks rise and fall in response to events that affect entire financial markets or industries, and events that affect a particular issuer. Investments in mid cap companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Some market conditions may favor growth stocks or stocks of mid-sized companies, while other conditions may favor value stocks or stocks of larger or smaller companies.

The Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies in the technology sector have fluctuated in significant amounts over short periods of time. In addition, the Adviser cannot guarantee continued access to IPOs.


                                    [CHART]

Mid Cap Growth Portfolio
Commenced operations on January 31, 1997

1998           37.00%
1999           67.89%
2000           -7.57%

High Quarter  12/31/99    39.22%
Low Quarter    9/30/98   -19.21%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                          Mid Cap
                                          Growth                                   S&P Midcap
                                         Portfolio                                 400 Index
---------------------------------------------------------------------------------------------
One Year                                   -7.57                                     17.50
---------------------------------------------------------------------------------------------
Since Inception 1/31/97                    29.45                                     20.07
---------------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's Adviser Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Mid Cap Growth Portfolio (Continued)

Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Mid Cap Growth II Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 common
 stocks of
 mid cap
 companies
 ------------
 Equity
 capitalization
 generally
 matching
 the
 benchmark
 (currently
 $100
 million to
 $50
 billion)
 ------------
 Benchmark:
 Russell Mid
 Cap Growth
 Index
 ------------
 Ticker
 Symbol: Not
 Available
 ------------
 CUSIP No.:
 552-913-162
 ------------
 Portfolio
 Managers
 Arden C.
 Armstrong,
 David P.
 Chu and
 Steven B.
 Chulik
Objective
The Mid Cap Growth II Portfolio seeks long-term capital growth.

Approach
The Portfolio invests primarily in common stocks of companies with capitalizations in the range of companies included in the Russell Mid Cap Growth Index. The Adviser focuses on companies that demonstrate one or more of the following characteristics: high earnings growth rates, growth stability, rising profitability and the ability to produce earnings that beat market expectations. The Portfolio may purchase shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition. The Portfolio may invest, to a limited extent, in foreign equity securities.

Process
The Adviser uses a proprietary quantitative screen to sort stocks based on revisions to analysts' earnings predictions. The Adviser then researches companies that pass the screen. The Adviser also evaluates market valuations to eliminate the most overvalued stocks. The Portfolio's overall sector allocation is driven by bottom-up stock selection. The Adviser follows a strict sell discipline, selling stocks when earnings estimates fall, when research reveals unfavorable trends or when their market valuations exceed levels that are reasonable in relation to their growth prospects.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of common stocks rise and fall in response to events that affect entire financial markets or industries, and events that affect a particular issuer. Investments in mid cap companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Technology stocks, which are a significant component of the Portfolio's benchmark, can be more volatile than the market as a whole. The Portfolio's performance volatility at any point in time may be investment in technology stocks. The securities issued by smaller companies may be less liquid. In addition, smaller companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. Some market conditions may favor growth stocks or stocks of mid-sized companies, while other conditions may favor value stocks or stocks of larger or smaller companies.

The Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies in the technology sector have fluctuated in significant amounts over short periods of time. In addition, the Adviser cannot guarantee continued access to IPOs.

Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

Performance Information
No performance information is provided because the Mid Cap Growth II Portfolio has not been in operation for a full calendar year.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Mid Cap Value Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 common
 stocks of
 mid cap
 companies
 ------------
 Equity
 capitalization
 generally
 matching
 the
 benchmark
 (currently
 $1 billion
 to $15
 billion)
 ------------
 Benchmark:
 S&P MidCap
 400 Index
 ------------
 Ticker
 Symbol:
 MMCAX
 ------------
 CUSIP No.:
 552-913-337
 ------------
 Portfolio
 Managers
 Bradley S.
 Daniels,
 William B.
 Gerlach and
 Gary G.
 Schlarbaum
Objective
The Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index. The Portfolio may purchase stocks that typically do not pay dividends.

Process
The Adviser analyzes securities to identify stocks that are undervalued, and measures the relative attractiveness of the Portfolio's current holdings against potential purchases. Sector weightings normally are kept within 5% of those of the S&P MidCap 400 Index. For example, if the energy sector represents 10% of the S&P MidCap 400 Index, then, as a general matter, the energy sector would represent between 5-15% of total Portfolio assets. There are more than a dozen sectors represented in the S&P MidCap 400 Index including technology, heavy industry/transportation, health care, energy and basic resources. In determining whether securities should be sold, the Adviser considers factors such as high valuations relative to other investment opportunities, and deteriorating short or long-term earnings growth projections.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of common stocks rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in mid cap companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Some market conditions may favor value stocks or stocks of mid-sized companies, while other conditions may favor growth stocks or stocks of larger or smaller companies. The Adviser's perception that a stock is under- or over-valued may not be accurate or may not be realized. At times, the Portfolio's guidelines for sector weightings may result in significant exposure to one or more sectors.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                    [CHART]

Mid Cap Value Portfolio
Commenced operations on July 17, 1998

1999              19.56%
2000              11.59%

High Quarter 6/30/99   17.65%
Low Quarter  9/30/99   -6.82%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                       Mid Cap Value                             S&P MidCap
                                         Portfolio                               400 Index
-------------------------------------------------------------------------------------------
One Year                                   11.59                                   17.50
-------------------------------------------------------------------------------------------
Since Inception 7/17/98                    13.19                                   15.31
-------------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's Adviser Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Small Cap Growth Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 common
 stocks of
 small cap
 companies
 ------------
 Equity
 capitalization
 range:
 Generally
 $250
 million to
 $2.5
 billion
 ------------
 Benchmark:
 Russell
 2000 Index
 ------------
 Ticker
 Symbol:
 MCPAX
 ------------
 CUSIP No.:
 552-913-188
 ------------
 Portfolio
 Managers
 Arden C.
 Armstrong,
 David P.
 Chu and
 Steven B.
 Chulik
Objective
The Small Cap Growth Portfolio seeks long-term capital growth.

Approach
The Portfolio invests primarily in common stocks of companies with capitalizations in the range of companies included in the Russell 2000 Index. The Adviser focuses on companies that demonstrate one or more of the following characteristics: high earnings growth rates, growth stability, rising profitability and the ability to produce earnings that beat market expectations. The Portfolio may purchase shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition. The Portfolio may invest, to a limited extent, in foreign equity securities.

Process
The Adviser uses a proprietary quantitative screen to sort stocks based on revisions to analysts' earnings predictions. The Adviser then researches companies that pass the screen. The Advisor also evaluates market valuations to eliminate the most overvalued stocks. The Portfolio's overall sector allocation is driven by bottom-up stock selection. The Adviser follows a strict sell discipline, selling stocks when their earnings revision scores fall to unacceptable levels, when research reveals unfavorable trends or when their market valuations exceed levels that are reasonable in relation to their growth prospects.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of common stocks rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in small companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Some market conditions may favor growth stocks or stocks of small companies, while other conditions may favor value stocks or stocks of larger companies.

The Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies in the technology sector have fluctuated in significant amounts over short periods of time. Recent market conditions have allowed the Portfolio to profit from the purchase and sale of shares issued as part of, or a short period after, companies' IPOs. A significant portion of the Portfolio's performance to date is related to its investment in IPOs. However, the Adviser cannot guarantee continued access to IPOs, or the Portfolio's ability to profit from them.


                                    [CHART]

Small Cap Growth Portfolio
Commenced operation on June 30, 1998

1999                      313.91%
2000                      -18.96%

High Quarter    12/31/99     69.51%
Low Quarter     12/31/00    -23.81

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                        Small Cap                             Russell 2000
                                     Growth Portfolio                            Index
------------------------------------------------------------------------------------------
One Year                                  -18.96                                 -3.02
------------------------------------------------------------------------------------------
Since Inception 6/30/98                    81.26                                  3.58
------------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The Adviser Class Shares would have had similar annual returns, but returns would have generally been lower as expenses of this class are higher. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Small Cap Growth Portfolio (Continued)


Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Small Cap Value Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 common
 stocks of
 small cap
 companies
 ------------
 Equity
 capitalization
 generally
 matching
 the
 benchmark
 (currently
 $100
 million to
 $2.5
 billion)
 ------------
 Benchmark:
 Russell
 2000 Index
 ------------
 Ticker
 Symbol:
 MCVAX
 ------------
 CUSIP No.:
 552-913-261
 ------------
 Portfolio
 Managers
 Bradley S.
 Daniels,
 William B.
 Gerlach and
 Gary G.
 Schlarbaum
Objective
The Small Cap Value Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests primarily in common stocks of companies with equity capitalizations in the range of companies included in the Russell 2000 Index. The Portfolio may purchase stocks that typically do not pay dividends.

Process
The Adviser analyzes securities to identify stocks that are undervalued, and measures the relative attractiveness of the Portfolio's current holdings against potential purchases. Sector weightings normally are kept within 5% of those of the Russell 2000 Index. For example, if the energy sector represents 10% of the Russell 2000 Index, then, as a general matter, the energy sector would represent between 5-15% of total Portfolio assets. There are more than a dozen sectors represented in the Russell 2000 Index including technology, heavy industry/transportation, health care, energy and basic resources. In determining whether securities should be sold, the Adviser considers factors such as high valuations relative to other investment opportunities, and deteriorating short or long-term earnings growth projections.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of common stocks rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Some market conditions may favor value stocks or stocks of small companies, while other conditions may favor growth stocks or stocks of larger companies. The Adviser's perception that a stock is under- or over-valued may not be accurate or may not be realized. At times, the Portfolio's guideline for sector weightings may result in significant exposure to one or more sectors.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.


                                    [CHART]

Small Cap Value Portfolio
Commenced operations on January 22, 1999

2000     3.27%

High Quarter  3/31/00  14.85%
Low Quarter   6/30/00 -10.43%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                         Small Cap                               Russell
                                      Value Portfolio                           2000 Index
------------------------------------------------------------------------------------------
One Year                                    3.27                                  -3.02
------------------------------------------------------------------------------------------
Since Inception 1/22/99                    14.59                                   8.61
------------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's Adviser Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Value Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 common
 stocks
 ------------
 Equity
 capitalization
 generally
 greater
 than $2.5
 billion
 ------------
 Benchmark:
 S&P 500
 Index
 ------------
 Ticker
 Symbol:
 MPVAX
 ------------
 CUSIP No.:
 552-913-451
 ------------
 Portfolio
 Managers
 Richard M.
 Behler,
 Steven
 Epstein,
 Brian Kramp
 and
 Eric F.
 Scharpf
Objective
The Value Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests primarily in common stocks of companies with equity capitalizations greater than $2.5 billion. The Portfolio focuses on stocks that are undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign equity securities.

Process
The Adviser selects investments through a three part analysis. The Adviser identifies stocks with low price/earnings ratios. The Adviser then applies fundamental analysis and its investment judgment to determine which of those securities are the most attractive. Finally, the Adviser may favor securities of companies that are in undervalued industries. The Adviser employs a formal sell discipline, under which the Portfolio sells securities when their price/earnings ratios rise.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of common stocks rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Some market conditions may favor value stocks, while other conditions may favor growth stocks. The Adviser's perception that a stock is under- or over-valued may not be accurate or may not be realized.

Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.


                                    [CHART]

Value Portfolio
Commenced operations on July 17, 1996

1997         22.99%
1998         -3.11%
1999         -2.34%
2000         23.20%

High Quarter  12/31/00   15.68%
Low Quarter    9/30/98  -19.10%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                     Value Portfolio                         S&P 500 Index
------------------------------------------------------------------------------------------
One Year                                  23.20                                  -9.12
------------------------------------------------------------------------------------------
Since Inception 7/17/96                   13.74                                  19.66

The bar chart and table show the Portfolio's Adviser Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Domestic Fixed Income Portfolio


 100% U.S.
 issuers
 ------------
 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 fixed
 income
 securities
 ------------
 At least
 80% of
 fixed
 income
 securities
 rated A or
 higher (or
 equivalent)
 at time of
 purchase
 ------------
 Up to 20%
 of fixed
 income
 securities
 rated BBB
 (or
 equivalent)
 at time of
 purchase
 ------------
 Average
 weighted
 maturity
 generally
 greater
 than 5
 years
 ------------
 May invest
 over 50% in
 mortgage
 securities
 ------------
 Benchmark:
 Salomon
 Broad
 Investment
 Grade Index
 ------------
 Ticker Symbol:
 Not
 Available
 ------------
 CUSIP No.:
 552-913-279
 ------------
 Portfolio
 Managers
 W. David
 Armstrong,
 Angelo G.
 Manioudakis
 and Scott
 F. Richard
Objective
The Domestic Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests in a diversified mix of dollar denominated fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily maintain an average weighted maturity in excess of five years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to the benchmark. The Portfolio invests exclusively in securities issued by U.S.- based entities that carry an investment grade rating at the time of purchase. The Adviser may use futures, swaps and other types of derivatives in managing the Portfolio.

Process
The Adviser employs a value approach toward fixed income investing. The Adviser's research teams identify relative attractiveness among corporate, mortgage and U.S. Government securities. The Adviser relies upon value measures to guide its decisions regarding sector and security selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk and prepayment risk. The Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while balancing the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if


                                    [CHART]

Domestic Fixed Income Portfolio
Commenced operations on March 1, 1999
2000     10.30%

High Quarter  12/31/00  4.15%
Low Quarter     3/3/00   .88%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                Domestic Fixed                    Salomon Broad
                               Income Portfolio               Investment Grade Index
------------------------------------------------------------------------------------
One Year                            10.30                             11.60
------------------------------------------------------------------------------------
Since Inception 3/1/99               5.14                              6.51
------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's Adviser Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Domestic Fixed Income Portfolio (Continued)

prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Fixed Income Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 fixed
 income
 securities
 ------------
 Average
 weighted
 maturity
 generally
 greater
 than 5
 years
 ------------
 At least
 80%
 investment
 grade
 securities
 at time of
 purchase
 ------------
 Up to 20%
 high yield
 securities
 at time of
 purchase
 ------------
 May invest
 over 50% in
 mortgage
 securities
 ------------
 Benchmark:
 Salomon
 Broad
 Investment
 Grade Index
 ------------
 Ticker
 Symbol:
 MFXAX
 ------------
 CUSIP No:
 552-913-444
 ------------
 Portfolio
 Managers
 W. David
 Armstrong,
 Thomas L.
 Bennett and
 Roberto M.
 Sella
Objective
The Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to the benchmark. The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds"). The Adviser may use futures, swaps and other types of derivatives in managing the Portfolio.

Process
The Adviser employs a value approach toward fixed income investing. The Adviser's research teams identify relative attractiveness among corporate, mortgage and U.S. Government securities, and also may consider the relative attractiveness of non-dollar denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while balancing the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.


                                    [CHART]
Fixed Income Portfolio
Commenced operations on November 7, 1996
1997        9.34%
1998        6.63%
1999        -.84%
2000       10.58%

High Quarter  6/30/97  3.98%
Low Quarter   6/30/99 -1.57%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                  Fixed Income                       Salomon Broad
                                   Portfolio                     Investment Grade Index
---------------------------------------------------------------------------------------
One Year                             10.58                               11.60
---------------------------------------------------------------------------------------
Since Inception 11/7/96               6.26                                6.96
---------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's Adviser Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Fixed Income Portfolio (Continued)

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

High Yield Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 high yield
 securities
 ------------
 Average
 weighted
 maturity
 generally
 greater
 than 5
 years
 ------------
 Benchmark:
 CS First
 Boston
 Global High
 Yield Index
 ------------
 Ticker
 Symbol:
 MAHYX
 ------------
 CUSIP No.:
 552-913-428
 ------------
 Portfolio
 Managers
 Stephen F.
 Esser,
 Gordon W.
 Loery and
 Deanna L.
 Loughnane
Objective
The High Yield Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities. The Adviser may use futures, swaps and other derivatives in managing the Portfolio.

Process
The Adviser uses equity and fixed income valuation techniques, together with analyses of economic and industry trends, to determine the Portfolio's overall structure, sector allocation and desired maturity. The Adviser emphasizes securities of companies that have strong industry positions and favorable outlooks for cash flow and asset values. The Adviser conducts a credit analysis for each security considered for investment to evaluate its attractiveness relative to the level of risk it presents. The Portfolio maintains a high level of diversification to minimize its exposure to the risks associated with any particular issuer. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.


                                    [CHART]

High Yield Portfolio
Commenced operations on January 31, 1997

1998           2.83%
1999           7.61%
2000         -10.84%

High Quarter  12/31/98   5.09%
Low Quarter   12/31/00  -6.63%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                                                           CS First Boston
                                      High Yield                             Global High
                                      Portfolio                              Yield Index
------------------------------------------------------------------------------------------
One Year                                -10.84                                  -5.21
------------------------------------------------------------------------------------------
Since Inception 1/31/97                   2.94                                   2.49
------------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's Adviser Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

High Yield Portfolio (Continued)

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These risks are greater in emerging market countries.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Balanced Portfolio


 Generally
 45-75% of
 Portfolio
 assets
 invested in
 equities,
 25-55% in
 fixed
 income
 securities
 ------------
 At least
 25% of
 Portfolio
 assets
 invested in
 senior
 fixed
 income
 securities
 ------------
 Up to 25%
 of
 Portfolio
 assets
 invested in
 foreign
 equity and
 foreign
 fixed
 income
 securities
 ------------
 Up to 10%
 of
 Portfolio
 assets
 invested in
 Brady Bonds
 (a type of
 emerging
 market
 fixed
 income
 security)
 ------------
 Equity
 capitalization
 generally
 greater
 than $1
 billion
 ------------
 Average
 weighted
 maturity of
 fixed
 income
 securities
 generally
 greater
 than 5
 years
 ------------
 Benchmark:
 weighted
 blend of
 quarterly
 returns of
 60% S&P 500
 Index and
 40% Salomon
 Broad
 Investment
 Grade Index
 ------------
 Ticker
 Symbol:
 MBAAX
 ------------
 CUSIP No.:
 552-913-394
 ------------
 Portfolio
 Managers
 Thomas L.
 Bennett,
 Gary G.
 Schlarbaum
 and Horacio
 A. Valeiras
Objective
The Balanced Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests in a mix of equity and fixed income securities. The Portfolio normally invests 45-75% of its assets in equity securities and 25-55% of its assets in fixed income securities. The Portfolio may invest up to 25% of its assets in foreign equity and foreign fixed income securities, including emerging market securities. Equity securities generally will be common stocks issued by larger corporations. The Portfolio's investments generally will include mortgage securities and high yield securities (commonly called "junk bonds"). The Adviser uses futures, swaps and other derivatives in managing the Portfolio.

Process
The Adviser determines the Portfolio's equity and fixed income investment strategies separately and then determines the mix of those strategies that will maximize the return available from both the stock and bond markets, based on proprietary valuation disciplines and analysis. The Adviser evaluates international economic developments in determining the amount to invest in foreign securities. The Adviser also measures various types of risk, focusing on the level of real interest rates and credit risk. In determining whether securities should be sold, the Adviser considers factors such as deteriorating earnings, cash flow and other fundamentals, as well as high valuations relative to the Portfolio's investment universe.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of equity securities rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial


                                    [CHART]

Balanced Portfolio
Commenced operations on November 1, 1996

1997      19.26%
1998      15.09%
1999      15.91%
2000       -.93%

High Quarter  12/31/98  12.08%
Low Quarter    9/30/96  -6.81%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                                          Salomon Broad        60/40
                            Balanced        S&P 500        Investment         Blended
                            Portfolio        Index         Grade Index        Index*
-------------------------------------------------------------------------------------
One Year                       -.93          -9.12            11.60            -1.11
-------------------------------------------------------------------------------------
Since Inception 11/1/96       12.50          18.01             7.08            13.98
-------------------------------------------------------------------------------------

* The 60/40 Blended Index is an unmanaged index comprised of 60% S&P 500 Index and 40% Salomon Broad Investment Grade Index.

The bar chart and table show the Portfolio's Adviser Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Balanced Portfolio (Continued)

health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. A substantial portion of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These risks are greater in emerging market countries.

At various times, equity securities may perform better or worse than fixed income securities. There is a risk that the Portfolio could invest too much or too little in an asset class, which could adversely affect the Portfolio's overall performance.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Multi-Asset-Class Portfolio


 Generally
 at least
 65% of
 Portfolio
 assets
 invested in
 issuers
 located in
 at least 3
 countries,
 including
 the U.S.
 ------------
 Equity
 capitalization
 generally
 greater
 than $1
 billion
 ------------
 Average
 weighted
 maturity of
 fixed
 income
 securities
 generally
 greater
 than 5
 years
 ------------
 Benchmark:
 a weighted
 blend of
 quarterly
 returns of
 50% S&P 500
 Index;
 24% Salomon
 Broad
 Investment
 Grade
 Index;
 14% MSCI
 EAFE Index;
 6% Salomon
 World
 Government
 Bond
 Ex-U.S. Index;
 and
 6% CS First
 Boston
 Global High
 Yield Index
 ------------
 Ticker
 Symbol: Not
 Available
 ------------
 CUSIP No.:
 552-913-295
 ------------
 Portfolio
 Managers
 Thomas L.
 Bennett,
 Barton M.
 Biggs,
 J. David
 Germany,
 Gary G.
 Schlarbaum
 and Horacio
 A. Valeiras
Objective
The Multi-Asset-Class Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests in equity securities and fixed income securities of U.S. and foreign issuers in accordance with the Adviser's target allocation among certain classes. These securities may include, to a limited extent, emerging market securities. The Portfolio's equity securities generally will be common stocks issued by large corporations. The Portfolio's investments generally will include mortgage securities and high yield securities (commonly called "junk bonds"). The Portfolio seeks to invest in a combination of asset classes that do not move in tandem with each other, in order to improve potential return and control the Portfolio's overall risks. The Portfolio's neutral position is generally 50% domestic equity securities, 24% domestic fixed income securities, 14% foreign equity securities, 6% foreign fixed income securities and 6% high yield securities. The Adviser uses futures, swaps and other derivatives in managing the Portfolio.

Process
The Adviser makes strategic judgments based on proprietary measures used to compare the relative risks and returns of stock and bond markets around the world. The Adviser's asset allocation team sets the target exposures for domestic and international equity and fixed income securities, high yield securities and cash, depending on the Adviser's appraisal of the relative attractiveness of each type of investment. The Adviser also measures various types of risk, focusing on the level of real interest rates and credit risk. In determining whether securities should be sold, the Adviser considers factors such as deteriorating earnings, cash flows and other fundamentals, as well as high valuations relative to the Portfolio's investment opportunities.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of equity securities rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the


                                    [CHART]

Multi-Asset-Class Portfolio
Commenced operations on July 29, 1994

1995    24.62%
1996    15.93%
1997    17.48%
1998    13.87%
1999    16.84%
2000    -8.43%

High Quarter   12/31/98    12.82%
Low Quarter     9/30/98    -8.64%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                               Salomon
                           Multi-               Broad
                         Asset-Class S&P 500 Investment  MSCI EAFE Blended
                          Portfolio   Index  Grade Index   Index   Index*
--------------------------------------------------------------------------
One Year                    -8.43     -9.12     11.60     -14.17    -4.43
--------------------------------------------------------------------------
Five Years                  10.66     18.32      6.45       7.13    12.33
--------------------------------------------------------------------------
Since Inception 7/29/94     11.73     20.08      7.64       6.95    13.66
--------------------------------------------------------------------------

* The Blended Index is an unmanaged index comprised of 50% S&P 500 Index, 24% Salomon Broad Investment Grade Index, 14% MSCI EAFE Index, 6% Salomon World Government Bond Ex-U.S. Index and 6% CS First Boston Global High Yield Index.

The bar chart and table show the Portfolio's Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The Adviser Class Shares would have had similar annual returns, but returns would have generally been lower as expenses of this class are higher. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Multi-Asset-Class Portfolio (Continued)

fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. A substantial portion of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These risks are greater in emerging market countries.

At various times, some asset classes will perform better or worse than others. There is a risk that the Portfolio could invest too much or too little in particular asset classes, which could adversely affect the Portfolio's overall performance.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Fees and Expenses of the
                                             Portfolios

Fees and Expenses of the Portfolios


The Securities and Exchange Commission (the "Commission") requires all funds to disclose in the table to the right the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

-------------------------------------------------------------------------
                                                            Total Annual
                          Management Distribution  Other   Fund Operating
                             Fees    (12b-1) Fees Expenses    Expenses
-------------------------------------------------------------------------
Equity Portfolio             .50%        .25%       .11%        .86%
-------------------------------------------------------------------------
Mid Cap Growth Portfolio     .50%        .25%       .12%        .87%
-------------------------------------------------------------------------
Mid Cap Growth II
 Portfolio                   .75%        .25%       .25%*      1.25%
-------------------------------------------------------------------------
Mid Cap Value Portfolio      .75%        .25%       .12%       1.12%
-------------------------------------------------------------------------
Small Cap Growth
 Portfolio                  1.00%        .25%       .14%*      1.39%**
-------------------------------------------------------------------------
Small Cap Value
 Portfolio                   .75%        .25%       .11%       1.11%
-------------------------------------------------------------------------
Value Portfolio              .50%        .25%       .11%        .86%
-------------------------------------------------------------------------
Domestic Fixed Income
 Portfolio                  .375%        .25%       .14%        .77%**
-------------------------------------------------------------------------
Fixed Income Portfolio      .375%        .25%       .10%        .73%
-------------------------------------------------------------------------
High Yield Portfolio         .45%        .25%       .11%        .81%
-------------------------------------------------------------------------
Balanced Portfolio           .45%        .25%       .13%        .83%
-------------------------------------------------------------------------
Multi-Asset-Class
 Portfolio                   .65%        .25%       .16%*      1.06%**
-------------------------------------------------------------------------

 Total Annual Fund Operating Expenses reflected in the table above may be higher than the expenses actually deducted from portfolio assets because of the effect of expense offset arrangements and/or voluntary waivers.
* Other Expenses are based on estimated amounts for the current year.
** The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolios so that total expenses will not exceed the rates shown in the table below. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

---------------------------------------------------------------------
                                 Total Annual Fund Operating Expenses
                                 After Morgan Stanley Investments LP
                                    Waiver/Reimbursement & Offsets
---------------------------------------------------------------------
Mid Cap Growth II Portfolio                     1.15%
---------------------------------------------------------------------
Small Cap Growth Portfolio                      1.40%
---------------------------------------------------------------------
Domestic Fixed Income Portfolio                  .75%
---------------------------------------------------------------------
Multi-Asset-Class Portfolio                     1.03%
---------------------------------------------------------------------

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Fees and Expenses of the
                                             Portfolios

Fees and Expenses of the Portfolios


The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. For Portfolios that have been in operation for 6 months or less, the example is limited to 3 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example
This example is intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds.

----------------------------------------------------------------
                                 1 Year 3 Years 5 Years 10 Years
----------------------------------------------------------------
Equity Portfolio                  $ 88   $274    $477    $1,061
----------------------------------------------------------------
Mid Cap Growth Portfolio          $ 89   $278    $482    $1,073
----------------------------------------------------------------
Mid Cap Growth II Portfolio       $117   $365    $ -     $  -
----------------------------------------------------------------
Mid Cap Value Portfolio           $114   $356    $617    $1,363
----------------------------------------------------------------
Small Cap Growth Portfolio        $142   $440    $ -     $  -
----------------------------------------------------------------
Small Cap Value Portfolio         $113   $353    $612    $1,352
----------------------------------------------------------------
Value Portfolio                   $ 88   $274    $477    $1,061
----------------------------------------------------------------
Domestic Fixed Income Portfolio   $ 79   $246    $428    $  954
----------------------------------------------------------------
Fixed Income Portfolio            $ 75   $233    $406    $  906
----------------------------------------------------------------
High Yield Portfolio              $ 83   $259    $450    $1,002
----------------------------------------------------------------
Balanced Portfolio                $ 85   $265    $460    $1,025
----------------------------------------------------------------
Multi-Asset-Class Portfolio       $108   $337    $ -     $  -
----------------------------------------------------------------

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Strategies and Related
                                             Risks

Investment Strategies and Related Risks

This section discusses in greater detail the Portfolios' principal investment strategies and the other types of investments that the Portfolios may make. Please read this section in conjunction with the earlier summaries.

Equity Securities
Equity securities include common stock, preferred stock, convertible securities, ADRs, rights, warrants and shares of investment companies. The Portfolios may invest in equity securities that are publicly traded on securities exchanges or over-the-counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. Each Portfolio may purchase shares of other investment companies subject to limits imposed by the 1940 Act and any other applicable law.

Smaller companies carry greater risk than larger companies. The securities issued by smaller companies may be less liquid. In addition, smaller companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

ADRs are U.S. dollar-denominated securities that represent claims to shares of foreign stocks. The Portfolios treat ADRs as U.S. securities for purposes of foreign investment limitations.

Growth stocks generally have higher growth rates, betas, and price/earnings ratios, and lower yields than the stock market in general as measured by an appropriate stock market index. Value stocks are stocks that are deemed by the Adviser to be undervalued relative to the stock market in general. The Adviser makes value decisions guided by the appropriate market index, based on value characteristics such as price/earnings and price/book ratios. Value stocks generally are dividend paying common stocks. However, non-dividend paying stocks also may be selected for their value characteristics.

IPOs--Equity Portfolios of the Fund may purchase shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition. A Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time. The purchase of shares issued in IPOs may have a greater impact upon the Portfolio's total returns during any period that the Portfolio has a small asset base. As the Portfolio assets grow, any impact of IPO investments on the Portfolio's total return may decline.

Fixed Income Securities
Fixed income securities are securities that pay a fixed rate of interest until a stated maturity date. Fixed income securities include U.S. Government securities, securities issued by federal or federally sponsored agencies ("agencies"), corporate bonds and notes, asset-backed securities, mortgage securities, high yield securities, municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

These securities are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger price changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers.

Adjustable rate securities pay a floating or variable rate of interest. The interest rates on

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Strategies and Related
[LOGO OF MORGAN STANLEY DEAN WITTER]         Risks


these securities will vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Some obligations carry a demand feature permitting the holder to tender them back to the issuer or to a third party at par value before maturity. Fixed income securities include inverse floaters, which are designed to respond in a targeted fashion to changes in interest rates.

Fixed income securities may be called (redeemed by the issuer) prior to final maturity. If a callable security is called, a Portfolio may have to reinvest the proceeds at a lower rate of interest.

Duration--The average duration of a portfolio of fixed income securities represents its exposure to changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates than a portfolio with a higher average duration.

High Yield Securities--Fixed income securities that are not investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities.

Mortgage Securities--These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. Mortgage securities are subject to prepayment risk--the risk that, as interest rates fall, borrowers will refinance their mortgages and "prepay" principal. A portfolio holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance, resulting in lower prepayments. This can effectively extend the maturity of a Portfolio's mortgage securities, resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.

Eurobonds--Eurobonds may include bonds issued and denominated in euros (the currency unit implemented on January 1, 1999 by the countries participating in the European Monetary Union). Eurobonds may be issued by government and corporate issuers in Europe. As a result, Eurobonds carry the foreign investment risk and currency risk discussed below.

Brady Bonds--Brady Bonds are debt obligations created as part of the restructuring of commercial bank loans to entities in emerging market countries. Brady Bonds may be collateralized or not, and may be issued in various currencies (most are U.S.-dollar denominated).

Yankee Bonds--Yankee bonds are U.S.-dollar denominated debt obligations issued by foreign governments and corporations and sold in the United States. They are considered U.S. securities for purposes of Portfolio investments, except for the Domestic Fixed Income Portfolio.

Foreign Securities
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Strategies and Related
[LOGO OF MORGAN STANLEY DEAN WITTER]         Risks


could affect an investing portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency--Foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since investing portfolios must convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the portfolios' assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Emerging Market Securities--Investing in emerging market securities enhances the risks of foreign investing. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, the market may be dominated by a few issuers or sectors. Investment funds and structured investments are mechanisms for U.S. and other investors to invest in certain emerging markets that have laws precluding or limiting direct investments by foreign investors.

Derivatives and Other Investments
Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivatives sometimes offer the most economical way of pursuing an investment strategy, limiting risks or enhancing returns, although there is no guarantee of success. Hedging strategies or instruments may not be available or practical in all circumstances. Derivative instruments may be publicly traded or privately negotiated. Derivatives used by the Adviser include futures contracts, options contracts, forward contracts, swaps, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), and structured notes.

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolios may use futures contracts to gain exposure to an entire market (e.g., stock index futures) or to control their exposure to changing foreign currency exchange rates. Portfolios investing in fixed income securities may use futures to control their exposure to changes in interest rates and to manage the overall maturity and duration of their securities holdings.

If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If a Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price. The Portfolios may enter into swap transactions which are contracts in which a Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market. Structured investments are units representing an interest in assets held in a trust that is not an investment company as defined in the 1940 Act. The trust may pay a return based on the income it receives from those assets, or it may pay a return based on a specified index.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Strategies and Related
[LOGO OF MORGAN STANLEY DEAN WITTER]         Risks



Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities (SMBS) are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs").

A Portfolio may enter into public or private over-the-counter derivatives transactions with counterparties that meet the Fund's requirements for credit quality and collateral. A Portfolio will not use derivatives to increase its level of risk above the level that could be achieved using only traditional investment securities. A Portfolio will not use derivatives as an indirect way of investing in assets that it cannot, as a matter of policy, invest in directly.

The amount that a Portfolio may invest in futures and options depends on the type of portfolio. The limitations are as follows:

Any Fixed Income Portfolio may enter into futures contracts and options on futures contracts for bona fide hedging purposes to an unlimited extent. It also can enter into futures contracts and options thereon for other purposes, provided that no more than 5% of the Portfolio's total assets at the time of the transaction are required as margin and option premiums to secure the Portfolio's obligations under such contracts.

Any Equity Portfolio or Balanced Portfolio may enter into futures contracts subject to the limitation that it cannot incur obligations to purchase securities under futures and options contracts in excess of 50% of the Portfolio's total assets. It also is subject to the limit that no more than 5% of the Portfolio's total assets at the time of the transaction may be required as margin and option premiums to secure the Portfolio's obligations under futures contracts and options thereon entered into for purposes other than bona fide hedging.

Each Portfolio may invest in certain derivatives, such as forwards, futures, options and mortgage derivatives as well as when-issued securities that require a Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. This can cause a Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. A Portfolio in that position could be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.

Risks of Derivatives--The primary risks of derivatives are: (i) changes in the market value of securities held or to be acquired by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) magnification of losses incurred due to changes in the market value of the securities to which they relate.

Hedging the Portfolio's currency risks involves the risks of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Mortgage derivatives are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than those experienced by mortgage securities generally, depending on whether the payments are predominantly based on the principal or interest paid on the underlying mortgages. In addition, the yield to maturity of IOs and POs is extremely sensitive to prepayment levels. As a result, a high rate of prepayments can have a material effect on a

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Strategies and Related
[LOGO OF MORGAN STANLEY DEAN WITTER]         Risks


Portfolio's yield to maturity and could cause a Portfolio to suffer losses.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in fixed income securities for temporary defensive purposes, as described in the Statement of Additional Information. If the Adviser incorrectly predicts the effects of these changes, the defensive investments may adversely affect the Portfolio's performance.

Portfolio Turnover
Consistent with their investment policies, the Portfolios will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. Nonetheless, short-term trading activities that result in high turnover rates are not incompatible with a stated objective of long-term capital growth or other long-term goals, and can lead to gains that may increase share value.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Purchasing Shares

Purchasing Shares

Adviser Class Shares are available to clients of the Adviser with combined investments of $500,000 and corporations or other institutions, such as trusts and foundations.

Adviser Class Shares of the Portfolios may be purchased directly from Morgan Stanley Institutional Fund Trust or through a financial intermediary. Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Adviser Class Shares through a financial intermediary, please consult your intermediary for purchase instructions.

Adviser Class Shares of each Portfolio may be purchased at the net asset value per share (NAV) next determined after we receive your purchase order.

Initial Purchase by Mail--You may open an account, subject to acceptance by Morgan Stanley Institutional Fund Trust, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company ("J.P. Morgan") which you can obtain by calling J.P. Morgan at 1-800-548-7786 and mailing it to J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108 together with a check payable to Morgan Stanley Institutional Fund Trust.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

Initial Purchase by Wire--You may purchase Adviser Class Shares of each Portfolio by wiring Federal Funds to the Fund's Custodian Bank, J.P. Morgan Chase & Co. ("Chase"). You should forward a completed Account Registration Form to J.P. Morgan in advance of the wire. For all Portfolios, notification must be given to J.P. Morgan at 1-800-548-7786 prior to the determination of NAV. See the section below entitled "Valuation of Shares." (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds wire in a specified amount to Chase using the following wire instructions:

 J.P. Morgan Chase & Co.
 1 Chase Manhattan Plaza
 New York, NY 10081
 ABA #021000021
 DDA #910-2-734143
 Attn: Morgan Stanley Institutional Fund Trust Subscription Account
 Ref: (Portfolio Name, Account Number, Account Name)

Additional Investments--You may make additional investments in Adviser Class Shares (minimum additional investment $1,000) at the NAV next determined after the request is received in good order, by mailing a check (payable to Morgan Stanley Institutional Fund Trust) to J.P. Morgan at the address noted under Initial Purchase by Mail or by wiring Federal Funds to Chase as outlined above. For all Portfolios, notification must be given to J.P. Morgan at 1-800-548-7786 prior to the determination of NAV.

Other Purchase Information--We may suspend the offering of shares, or any class of shares, of any Portfolio or reject any purchase orders when we think it is in the best interest of the Fund. We may waive the minimum initial and additional investment amounts in certain cases.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. Certificates for shares will not be issued except if you request them in writing. Certificates for fractional shares, however, will not be issued.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Redeeming Shares

Redeeming Shares

By Mail--You may redeem shares of each Portfolio by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Each Portfolio will redeem shares at the NAV next determined after the request is received in good order.

Requests should be addressed to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Investments LP, One Tower Bridge, West Conshohocken, PA 19428-0868.

To be in good order, redemption requests must include the following documentation:

(a) The share certificates, if issued;

(b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(c) Any required signature guarantees. Signature guarantees are required for
(1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, and (2) share transfer requests. Please contact Client Services for further details; and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone--If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling J.P. Morgan at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem shares by telephone if you hold share certificates for those shares.

By Facsimile--Written requests in good order for redemptions, exchanges and transfers may be forwarded to the Fund via facsimile at (617) 557-8697. If you make a request via facsimile, you must call Shareholder Services at 1-800-548-7786 to ensure that the Fund properly received your instructions.

We will ordinarily pay redemption proceeds within three business days after receipt of your request. We may suspend the right of redemption or postpone the payment of redemption proceeds at times when the New York Stock Exchange ("NYSE") is closed, the Fund is closed or under other circumstances in accordance with interpretations or orders of the U.S. Securities and Exchange Commission.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you partly or entirely by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             General Shareholder Information

General Shareholder Information

Valuation of Shares
We determine the NAV of the following Portfolios at the following times on each day the Portfolio(s) is open for business:

 . Equity Portfolios as of the close of the NYSE (normally 4:00 p.m. Eastern
   Time).

 . Fixed Income Portfolios as of one hour after the close of the bond markets
   (normally 4:00 p.m. Eastern Time).

 . Balanced Portfolios as of the later of the close of the NYSE or one hour after the close of the bond markets (normally 4:00 p.m. Eastern Time).

Each Portfolio values its securities at market value. When no quotations are readily available for securities or when the value of securities has been materially affected by events occurring after the close of the market, we will determine the value for those securities in good faith at fair value using methods approved by the Board of Trustees.

The NAV of Adviser Class Shares may differ from that of other classes because of class-specific expenses that each class may pay, the distribution fees charged to Adviser Class Shares and the shareholder servicing fees charged to Investment Class Shares.

The Fund is closed for business on weekends and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The value of portfolio securities may change on a day when you cannot purchase or redeem shares if a Portfolio invests in foreign securities that trade on days when the Fund is closed.

Exchange Privilege
You may exchange each Portfolio's Adviser Class Shares for Adviser Class Shares of other available portfolios of the Fund or for Class B shares of available portfolios of Morgan Stanley Institutional Fund, Inc. based on their respective NAVs. We charge no fee for exchanges. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your financial intermediary. If you purchased Portfolio shares through a financial intermediary, certain portfolios may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your financial intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919. Exchange requests can also be made by calling 1-800-548-7786.

When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases.

Frequent trading by shareholders can disrupt management of a Portfolio and raise its expenses. Therefore, we may not accept any request for an exchange when we think the exchange privilege is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             General Shareholder Information
[LOGO OF MORGAN STANLEY DEAN WITTER]


Dividends and Distributions--The Portfolios normally distribute substantially all of their net investment income to shareholders as follows:

-----------------------------------------------------------------------------------------------
 Portfolio                               Quarterly                                     Annually
-----------------------------------------------------------------------------------------------
Equity                                        X
-----------------------------------------------------------------------------------------------
Mid Cap Growth                                                                             X
-----------------------------------------------------------------------------------------------
Mid Cap Growth II                                                                          X
-----------------------------------------------------------------------------------------------
Mid Cap Value                                                                              X
-----------------------------------------------------------------------------------------------
Small Cap Growth                                                                           X
-----------------------------------------------------------------------------------------------
Small Cap Value                                                                            X
-----------------------------------------------------------------------------------------------
Value                                         X
-----------------------------------------------------------------------------------------------
Domestic Fixed Income                         X
-----------------------------------------------------------------------------------------------
Fixed Income                                  X
-----------------------------------------------------------------------------------------------
High Yield                                    X
-----------------------------------------------------------------------------------------------
Balanced                                      X
-----------------------------------------------------------------------------------------------
Multi-Asset-Class                             X
-----------------------------------------------------------------------------------------------

If any net gains are realized from the sale of underlying securities, the Portfolios normally distribute the gains with the last distributions for the calendar year. All dividends and distributions are automatically paid in additional shares of the Portfolio unless you elect otherwise. If you want to change how your dividends are paid you must notify Morgan Stanley Institutional Fund Trust in writing.

Taxes--Income dividends you receive will be taxable as ordinary income, whether you receive them in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets.

Investment income received by the Portfolios from sources within foreign countries may be subject to foreign income taxes. The Portfolios may be able to pass through to you for foreign tax credit purposes the amount of foreign income taxes that they paid.

Distributions paid in January but declared by a Portfolio in October, November or December of the previous year are taxable to you in the previous year.

Exchanges and redemptions of shares in a Portfolio are taxable events.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Fund Management

Fund Management

Adviser--The Investment Adviser to the Fund, Morgan Stanley Investments LP ("MSI" or the "Adviser") (formerly "Miller Andersen & Sherrerd LP"), is a Pennsylvania limited liability partnership founded in 1969. The Adviser is wholly-owned by subsidiaries of Morgan Stanley Dean Witter & Co., and is an investment advisory affiliate of Morgan Stanley Investment Management Inc. ("MSIM"). The Adviser is located at One Tower Bridge, West Conshohocken, PA 19428-0868. The Adviser provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 2000, MSI, together with its affiliated institutional asset management companies, had in excess of $171.6 billion in assets under management.

The Adviser makes investment decisions for the Fund's Portfolios and places each Portfolio's purchase and sales orders. Each Portfolio, in turn, pays the Adviser an annual advisory fee calculated by applying a quarterly rate. The following table shows the Adviser's annual contractual and actual rates of compensation for the Fund's 2000 fiscal year.

---------------------------------------------------------------------------------
                                         Contractual              FY2000 Actual
                                      Compensation Rate         Compensation Rate
---------------------------------------------------------------------------------
Equity Portfolio                             .50%                      .50%
---------------------------------------------------------------------------------
Mid Cap Growth Portfolio                     .50%                      .50%
---------------------------------------------------------------------------------
Mid Cap Growth II Portfolio*                 .75%                         -
---------------------------------------------------------------------------------
Mid Cap Value Portfolio                      .75%                      .75%
---------------------------------------------------------------------------------
Small Cap Growth Portfolio*                 1.00%                         -
---------------------------------------------------------------------------------
Small Cap Value Portfolio                    .75%                      .75%
---------------------------------------------------------------------------------
Value Portfolio                              .50%                      .50%
---------------------------------------------------------------------------------
Domestic Fixed Income Portfolio*            .375%                     .363%
---------------------------------------------------------------------------------
Fixed Income Portfolio                      .375%                     .375%
---------------------------------------------------------------------------------
High Yield Portfolio                         .45%                      .45%
---------------------------------------------------------------------------------
Balanced Portfolio                           .45%                      .45%
---------------------------------------------------------------------------------
Multi-Asset-Class Portfolio*                 .65%                     .622%
---------------------------------------------------------------------------------

* The Adviser is voluntarily waiving a portion of its fee and/or reimbursing certain expenses for the Mid Cap Growth II Portfolio, the Small Cap Growth Portfolio, Domestic Fixed Income Portfolio and the Multi-Asset-Class Portfolio to keep Total Operating Expenses from exceeding 1.15%, 1.40%, .75% and 1.03%, respectively.
Portfolio Managers
A description of the business experience during the past five years for each of the investment professionals who are primarily responsible for the day-to-day management of the Fund's Portfolios is as follows:

Arden C. Armstrong, Managing Director, MSIM and Morgan Stanley Investment Advisors ("MSIA"), joined MSI in 1986. She joined the management team for the Mid Cap Growth Portfolio in 1990, the Equity Portfolio in 1994, the Small Cap Growth Portfolio in 1998 and the Mid Cap Growth II Portfolio in 2000.

W. David Armstrong, Managing Director, MSIM and MSIA, joined MSIM as a Portfolio Manager in 1998. He served as a Senior Vice President and Manager of U.S. proprietary trading at Lehman Brothers from 1995-1997. He joined the management team for the Fixed Income and Special Purpose Fixed Income Portfolios in 2000 and the Domestic Fixed Income Portfolio in 2001.

Richard M. Behler, Executive Director, MSIM, joined MSI in 1995. He served as a Portfolio Manager from 1992 through 1995 for Moore Capital Management. He joined the

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Fund Management
[LOGO OF MORGAN STANLEY DEAN WITTER]


management team for the Value Portfolio in 1996.

Thomas L. Bennett, Managing Director, MSIM and MSIA, joined MSI in 1984. He joined the management team for the Fixed Income Portfolio in 1984, the Fixed Income II Portfolio in 1990, the Special Purpose Fixed Income and Balanced Portfolios in 1992, the Multi-Asset-Class Portfolio in 1994 and the Multi-Market Fixed Income Portfolio in 1997.

Barton M. Biggs, Managing Director, MSIM since 1975, Chairman of Morgan Stanley Investment Management Inc. since 1980 and a director of Morgan Stanley Group, Inc. He is also a Managing Director of MSIA and a director and chairman of various registered investment companies to which Morgan Stanley Investment Management, Inc. and certain of its affiliates provide investment advisory services. He joined the management team for the Multi-Asset Class Portfolio in 1999.

David P. Chu, Executive Director, MSIM, joined MSI in 1998. He served as Senior Equity Analyst from 1992 to 1997 and as Co-Portfolio Manager in 1997 for NationsBank and its subsidiary, TradeStreet Investment Associates. He joined the management team for the Mid Cap Growth and Small Cap Growth Portfolios in 1998 and the Mid Cap Growth II Portfolio in 2000.

Steven B. Chulik, Vice President, MSIM, joined MSI in 1997. He served as a Quantitative Hedge Fund Analyst at IBJ Schroder Bank and Trust from 1994 to 1995. He attended the Wharton School of the University of Pennsylvania from 1995 to 1997 and received his MBA in 1997. He served as an Equity Analyst at MSI from 1997 to 1999. He joined the management team for the Mid Cap Growth and Small Cap Growth Portfolios in 1999 and the Mid Cap Growth II Portfolio in 2000.

Bradley S. Daniels, Executive Director, MSIM, joined MSI in 1985. He joined the management team for the Small Cap Value Portfolio in 1986 and the Mid Cap Value Portfolio in 1994.

Steven Epstein, Executive Director, MSIM, joined MSI as a Financial Analyst in 1996. He attended the Wharton School, University of Pennsylvania, from 1994-1996, receiving an MBA. He joined the management team for the Equity Portfolio in 2000 and the Value Portfolio in 2001.

Stephen F. Esser, Managing Director, MSIM and MSIA, joined MSI in 1988. He joined the management team for the High Yield Portfolio in 1989 and the Multi-Market Fixed Income Portfolio in 1997.

William B. Gerlach, Managing Director, MSIM, joined MSI in 1991. He served as a Research Associate from 1991 to 1996 and has served as an Equity Portfolio Manager since 1996. He joined the management team for the Small Cap Value and Mid Cap Value Portfolios in 1996.

J. David Germany, Managing Director, MSIM, joined MSI in 1991. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1993, the Multi-Asset-Class Portfolio in 1994 and the Multi-Market Fixed Income Portfolio in 1997.

James J. Jolinger, Executive Director, MSIM, joined MSI in 1994. He served as an Equity Analyst from 1994 to 1997, and has served as an Equity Portfolio Manager and Director of Research since 1997. He joined the management team for the Equity Portfolio in 1997.

Brian Kramp, Executive Director, Morgan Stanley, joined MSI in 1997. He served as Analyst/Portfolio Manager for Meridian Asset Management and its successor, CoreStates Investment Advisors from 1985 to 1997. He joined the management team for the Equity Portfolio in 1998 and the Value Portfolio in 2001.

Gordon W. Loery, Executive Director, MSIM and MSIA, joined MSI in 1996. He served as

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Fund Management
[LOGO OF MORGAN STANLEY DEAN WITTER]


a Fixed Income Analyst at Morgan Stanley Asset Management Inc. from 1990 to 1996. He joined the management team for the High Yield Portfolio in 1999.

Deanna L. Loughnane, Executive Director, MSIM and MSIA, joined MSI as a Financial Analyst in 1997. She served as a Vice President and Senior Corporate Bond Analyst for Putnam Investments from 1993-1997. She joined the management team for the High Yield Portfolio in 2000.

Angelo G. Manioudakis, Executive Director, MSIM and MSIA, joined MSI in 1993. He served as a Fixed Income Analyst from 1993 to 1995. From 1995 to 1998, he served as a Fixed Income Portfolio manager. He joined the management team for the Intermediate Duration Portfolio in 1998 and the Domestic Fixed Income and Fixed Income II Portfolios in 2000.

Scott F. Richard, Managing Director, MSIM and MSIA, joined MSI in 1992. He joined the management team for the Limited Duration, Intermediate Duration and Advisory Mortgage Portfolios in 1995, the Targeted Duration Portfolio in 1998 and the Domestic Fixed Income and Fixed Income II Portfolios in 2000.

Eric F. Scharpf, Vice President, MSIM, joined MSI as a Financial Analyst in 1997. He attended the Wharton School, University of Pennsylvania, from 1995-1997, receiving an MBA, and served as a Financial Analyst for Salomon Brothers from 1993-1995. He joined the management team for the Equity Portfolio in 2000 and the Value Portfolio in 2001.

Gary G. Schlarbaum, Managing Director, MSIM and MSIA; Director, Morgan Stanley Distribution, Inc.; joined MSI in 1987. He joined the management team for the Equity and Small Cap Value Portfolios in 1987, the Balanced Portfolio in 1992 and the Multi-Asset-Class and Mid Cap Value Portfolios in 1994.

Roberto M. Sella, Managing Director, MSIM, joined MSI in 1992. He served as a Financial Analyst from 1992-1998, and as a Portfolio Manager beginning in 1998. He joined the management team for the Fixed Income and Special Purpose Fixed Income Portfolios in 2000.

Horacio A. Valeiras, Managing Director, MSIM, joined MSI in 1992. He joined the management team for the International Equity Portfolio in 1992, the Emerging Markets Value Portfolio in 1993, the Multi-Asset-Class Portfolio in 1994 and the Balanced Portfolio in 1996.

Distributor
Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc. ("MSDI"), a wholly-owned subsidiary of the Adviser. MSDI has entered into arrangements with certain financial intermediaries who may accept purchase and redemption orders for shares of certain Portfolios on its behalf.

Distribution Plan
The Fund has adopted a Plan of Distribution for each Portfolio's Adviser Class Shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, each Portfolio pays the Distributor a monthly distribution fee at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Adviser Class Shares. The Distributor may keep any or all of this fee as compensation for its services in connection with distributing Adviser Class Shares or providing shareholder or account maintenance services. The Distributor also may use this fee to pay financial intermediaries, plan fiduciaries, and investment professionals, including the Adviser, for providing distribution support services, and/or account maintenance services to shareholders (including, when applicable, any underlying beneficial owners) of Adviser Class Shares.

                      (This page intentionally left blank)

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Financial Highlights

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). As of the fiscal year ended September 30, 2000, the Mid Cap Growth II Portfolio had not commenced operations. The information for the year 2000 has been extracted from the Fund's financial statements which were audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's Statement of Additional Information and are included in the Fund's September 30, 2000 Annual Report to Shareholders. The information for periods ended prior to September 30, 2000 was audited by PricewaterhouseCoopers LLP.

The Adviser Class Shares of the Small Cap Growth Portfolio and the Multi-Asset-Class Portfolio had not commenced operations as of September 30, 2000, therefore Institutional Class Share information is provided to investors for informational purposes only and should be referred to as a historical guide to a portfolio's operations and expenses. Past performance does not indicate future results.
--------------------------------------------------------------------------------

                                Net Gains or
           Net Asset               Losses                   Dividend      Capital Gain
             Value      Net     on Securities Total from  Distributions  Distributions
           Beginning Investment (realized and Investment (net investment (realized net      Other
           of Period   Income    unrealized)  Activities     income)     capital gains) Distributions
 ----------------------------------------------------------------------------------------------------

  Equity Portfolio (Commencement of Adviser Class Operations 1/16/98)
  2000      $19.79      $0.01       $3.53        $3.54        ($0.02)        ($6.07)         -
  1999       20.42       0.11        5.21         5.32         (0.12)         (5.83)         -
  1998       20.50       0.10       (0.09)        0.01         (0.09)          -             -
 ----------------------------------------------------------------------------------------------------

  Mid Cap Growth Portfolio (Commencement of Adviser Class Operations 1/31/97)
  2000      $25.59     ($0.09)     $13.56       $13.47          -            ($4.27)         -
  1999       18.55      (0.05)      10.58        10.53          -             (3.49)         -
  1998       21.81      (0.03)       0.20         0.17          -             (3.43)         -
  1997       17.04      (0.02)       4.79         4.77          -              -             -
 ----------------------------------------------------------------------------------------------------

  Mid Cap Value Portfolio (Commencement of Adviser Class Operations 7/17/98)
  2000      $21.86      $0.01       $5.76        $5.77       ($0.04)         ($2.57)         -
  1999+++    18.12       0.07        5.01         5.08        (0.03)          (1.31)         -
  1998+++    21.82       0.01       (3.71)       (3.70)         -              -             -
 ----------------------------------------------------------------------------------------------------

  Small Cap Growth Portfolio (Commencement of Institutional Class Operations 6/30/98)
  2000      $32.28     ($0.34)     $25.42       $25.08          -            ($4.40)         -
  1999        8.57      (0.13)      23.84        23.71          -              -             -
  1998       10.00      (0.01)      (1.42)       (1.43)         -              -             -
 ----------------------------------------------------------------------------------------------------

  Small Cap Value Portfolio (Commencement of Adviser Class Operations 1/22/99)
  2000      $18.62      $0.04       $4.02        $4.06        ($0.13)        ($1.40)         -
  1999+++    17.32       0.06        1.24         1.30          -              -             -
 ----------------------------------------------------------------------------------------------------

  Value Portfolio (Commencement of Adviser Class Operations 07/17/96)
  2000      $13.57     $ 0.13      $ 0.94       $ 1.07        ($0.15)        ($1.27)       ($0.39)
  1999+++    15.13       0.17        1.12         1.29         (0.24)         (2.61)         -
  1998       20.35       0.29       (3.38)       (3.09)        (0.32)         (1.81)         -
  1997+++    15.61       0.30        5.74         6.04         (0.27)         (1.03)         -
  1996       14.11       0.01        1.49         1.50          -              -             -
 ----------------------------------------------------------------------------------------------------

  Domestic Fixed Income Portfolio (Commencement of Adviser Class Operations 3/01/99)
  2000      $10.53     $ 0.68      ($0.11)      ($0.57)       ($0.67)          -             -
  1999       10.85       0.39       (0.43)       (0.04)        (0.28)          -             -
 ----------------------------------------------------------------------------------------------------

  Fixed Income Portfolio (Commencement of Adviser Class Operations 11/07/96)
  2000      $11.26     $ 0.75      ($0.02)      $ 0.73        ($0.75)          -             -
  1999+++    12.23       0.74       (0.72)        0.02         (0.69)          -            (0.30)#
  1998+++    12.22       0.75        0.14         0.89         (0.71)         (0.17)         -
  1997+++    12.04       0.70        0.20         0.90         (0.59)         (0.13)         -
 ----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Financial Highlights
[LOGO OF MORGAN STANLEY DEAN WITTER]


--------------------------------------------------------------------------------


                                           Net Assets   Ratio of    Ratio of
                      Net Asset              End of     Expenses   Net Income Portfolio
        Total           Value      Total     Period    to Average  to Average Turnover
    Distributions   End of Period Return** (thousands) Net Assets+ Net Assets   Rate
---------------------------------------------------------------------------------------

       ($6.09)         $17.24       19.58%    $5,039      0.86%        0.04%     211%
        (5.95)          19.79       29.80      2,123      0.87         0.34      103
        (0.09)          20.42       (0.02)       373      0.88*        0.65*      77
---------------------------------------------------------------------------------------

       ($4.27)         $34.79       56.24%  $979,694      0.87%      (0.46%)     169%
        (3.49)          25.59       63.87    263,312      0.88        (0.31)     208
        (3.43)          18.55        1.79     51,058      0.87        (0.25)     172
         -              21.81       27.99      1,200      0.88*       (0.41)*    134
---------------------------------------------------------------------------------------

       ($2.61)         $25.02       29.12%   $98,588      1.12%        0.03%     226%
        (1.34)          21.86       29.12     40,636      1.12         0.33      244
         -              18.12      (16.96)     4,919      1.24*        0.25*     213
---------------------------------------------------------------------------------------

       ($4.40)         $52.96       80.31%  $437,898      1.14%       (0.77%)    206%
         -              32.28      276.66     93,229      1.18++      (0.50)     300
         -               8.57      (14.30)     3,004      1.16++*     (0.46)*     67
---------------------------------------------------------------------------------------

       ($1.53)          21.15       22.83%   $47,708      1.11%        0.18%     193%
         -              18.62        7.51     16,117      1.11*        0.45*     251
---------------------------------------------------------------------------------------

       ($1.81)         $12.83        9.31%  $301,497      0.86%        1.05%      50%
        (2.85)          13.57        8.10    254,483      0.88         1.10       53
        (2.13)          15.13      (16.66)   325,272      0.85         1.52       56
        (1.30)          20.35       40.87    201,253      0.90         1.63       46
         -              15.61       10.63     15,493      0.86*        1.66*      53
---------------------------------------------------------------------------------------

       ($0.67)         $10.43        5.68%    $1,625      0.76%        6.61%      51%
        (0.28)          10.53       (0.40)     1,192      0.75*        6.73*     115
---------------------------------------------------------------------------------------

       ($0.75)         $11.24        6.79%  $144,754      0.73%        6.78%      62%
        (0.99)          11.26        0.07    141,709      0.73         6.38      103
        (0.88)          12.23        7.63    131,303      0.73         6.22      121
        (0.72)          12.22        7.79     76,683      0.77*++      6.50*     179
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Financial Highlights
[LOGO OF MORGAN STANLEY DEAN WITTER]


------------------------------------------------------------------------------

                                Net Gains or
           Net Asset               Losses                   Dividend      Capital Gain
             Value      Net     on Securities Total from  Distributions  Distributions
           Beginning Investment (realized and Investment (net investment (realized net      Other
           of Period   Income    unrealized)  Activities     income)     capital gains) Distributions
 ----------------------------------------------------------------------------------------------------

  High Yield Portfolio (Commencement of Adviser Class Operations 1/31/97)
  2000      $ 8.76     $0.87       ($0.88)      ($0.01)      ($0.90)           -             -
  1999+++     8.99      0.84        (0.11)        0.73        (0.77)          (0.04)        (0.15)#
  1998+++    10.15      0.83        (0.93)       (0.10)       (0.80)          (0.26)         -
  1997+++     9.39      0.56         0.59         1.15        (0.39)           -             -
 ----------------------------------------------------------------------------------------------------

  Balanced Portfolio (Commencement of Adviser Class Operations 11/01/96)
  2000      $13.80     $0.41       $ 1.44       $ 1.85       ($0.42)         ($1.89)         -
  1999+++    13.43      0.42         1.71         2.13        (0.40)          (1.36)         -
  1998+++    15.30      0.44        (0.12)        0.32        (0.47)          (1.72)         -
  1997       14.05      0.42         2.60         3.02        (0.38)          (1.39)         -
 ----------------------------------------------------------------------------------------------------

  Multi-Asset-Class Portfolio (Commencement of Institutional Class Operations 7/29/94)
  2000      $12.43     $0.36       $ 0.60       $ 0.96       ($0.31)         ($1.36)        (0.10)
  1999       11.74      0.37         1.62         1.99        (0.34)          (0.96)         -
  1998+++    13.64      0.38        (0.45)       (0.07)       (0.34)          (1.49)         -
  1997+++    12.28      0.38         2.57         2.95        (0.51)          (1.08)         -
  1996       11.34      0.46         1.05         1.51        (0.42)          (0.15)         -
 ----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

 Notes to the Financial Highlights

  * Annualized
 ** Total return figures for partial years are not annualized.
  # Represents distributions in excess of net realized gains.
  + For the respective periods ended September 30, the Ratio of Expenses to Average Net Assets for the following portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be as follows for the respective periods.

  -----------------------------------------------------------------------
    Portfolio                 1996          1997          1998          1999          2000
  -----------------------------------------------------------------------
   Equity                     -             -             0.82*         0.85          0.86
  -----------------------------------------------------------------------
   Mid Cap Growth             -             0.86*         0.84          0.86          0.86
  -----------------------------------------------------------------------
   Mid Cap Value              -             -             1.17*         1.11          1.10
  -----------------------------------------------------------------------
   Small Cap Growth           -             -             1.15*         1.15          1.12
  -----------------------------------------------------------------------
   Small Cap Value            -             -             -             1.10*         1.10
  -----------------------------------------------------------------------
   Value                      0.85*         0.89          0.84          0.87          0.85
  -----------------------------------------------------------------------
   Domestic Fixed Income      -             -             -             0.74*         0.75
  -----------------------------------------------------------------------
   Fixed Income               -             0.76*         0.72          0.72          0.72
  -----------------------------------------------------------------------
   High Yield                 -             0.76*         0.73          0.73          0.80
  -----------------------------------------------------------------------
   Balanced                   -             0.84*         0.82          0.82          0.82
  -----------------------------------------------------------------------
   Multi-Asset-Class          0.58          0.74          0.78          0.78          0.78
  -----------------------------------------------------------------------

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Financial Highlights
[LOGO OF MORGAN STANLEY DEAN WITTER]


----------------------------------------------------------------------------


                                      Net Assets   Ratio of    Ratio of
                  Net Asset             End of     Expenses   Net Income Portfolio
      Total       Value End  Total      Period    to Average  to Average Turnover
  Distributions   of Period Return**  (thousands) Net Assets+ Net Assets   Rate
----------------------------------------------------------------------------------

     ($0.90)        $7.85     (0.42%)   $22,781      0.81%      10.34%       55%
      (0.96)         8.76      8.44      13,701      0.74        9.29        45
      (1.06)         8.99    (1.37)      10,236      0.75        8.55        75
      (0.39)        10.15     12.63       4,327      0.78*       8.68*       96
----------------------------------------------------------------------------------

     ($2.31)       $13.34     14.46%    $33,928      0.83%       3.04%      162%
      (1.76)        13.80     16.76      29,210      0.83        2.97       111
      (2.19)        13.43      2.49      24,654      0.84        3.11       100
      (1.77)        15.30     23.82      27,366      0.85*++     3.24*      145
----------------------------------------------------------------------------------

     ($1.77)       $11.62      7.74%   $143,434      0.78%++     2.93%      152%
      (1.30)        12.43     17.71     152,862      0.78++      2.86       101
      (1.83)        11.74    (0.46)     165,039      0.78++      2.98       107
      (1.59)        13.64     26.50     173,155      0.74++      3.07       141
      (0.57)        12.28     13.75     129,558      0.58++      3.82       122
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------


 ++ For the periods indicated, the Adviser voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary in order to keep Total Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended September 30, the voluntarily waived and reimbursed expenses totaled the below listed amounts.

  -----------------------------------------------------------------------
                        Voluntarily waived and/or reimbursed expenses for:
  -----------------------------------------------------------------------
    Portfolio            1996       1997         1998        1999       2000
  -----------------------------------------------------------------------
   Small Cap Growth         -          -            3.67*       0.15       -
  -----------------------------------------------------------------------
   Domestic Fixed
    Income                  -          -            -           -          0.01
  -----------------------------------------------------------------------
   Fixed Income             -          0.01%*       -           -          -
  -----------------------------------------------------------------------
   Balanced                 -          0.03*        -           -          -
  -----------------------------------------------------------------------
   Multi-Asset-Class        0.08       0.55         0.04        0.02       0.03
  -----------------------------------------------------------------------

 +++ Per share amounts for the year are based on average shares outstanding.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Adviser Class Prospectus

                January 31, 2001, as revised on November 1, 2001

Where to Find Additional Information

In addition to this prospectus, the Fund has a Statement of Additional Information ("SAI"), dated January 31, 2001, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this prospectus and, therefore, legally forms a part of this prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") which contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-03980.

Morgan Stanley Institutional Fund Trust

One Tower Bridge,
West Conshohocken, PA 19428-0868.

For Shareholder Inquiries,
call J.P. Morgan at
1-800-548-7786

Prices and Investment Results are available at www.morganstanley.com/im.

                              Trustees of the Fund

                           Barton M. Biggs, Chairman

                               John D. Barrett II

                               Thomas P. Gerrity

                                Gerard E. Jones

                                Joseph J. Kearns

                               Vincent R. McLean

                              C. Oscar Morong, Jr.

                             William G. Morton, Jr.

                                 Michael Nugent

                                  Fergus Reid

                               Ronald E. Robison

                              Officers of the Fund

                          Ronald E. Robison, President

                        Lorraine Truten, Vice President

                       Stefanie V. Chang, Vice President

                 Joseph P. Stadler, Vice President & Treasurer

                           Mary E. Mullin, Secretary

                       Belinda Brady, Assistant Treasurer


                                                              903-promasadv-0101

                                             Institutional Class Prospectus
[LOGO OF MORGAN STANLEY DEAN WITTER]

Morgan Stanley Institutional Fund Trust

 January 31, 2001, as revised on November 1, 2001


 Morgan Stanley Institutional Fund Trust (the
 "Fund") is a no-load mutual fund consisting
 of 30 different investment portfolios, 23 of
 which are described in this prospectus.
 Morgan Stanley Investments LP (the
 "Adviser"), an investment advisory affiliate
 of Morgan Stanley Investment Management Inc.,
 is the Fund's investment adviser. This
 prospectus offers Institutional Class Shares
 of the following portfolios (each a
 "Portfolio" and collectively the
 "Portfolios"):
  ____________________________________________

 Equity Portfolios

 Equity Portfolio
 Mid Cap Growth Portfolio
 Mid Cap Growth II Portfolio
 Mid Cap Value Portfolio
 Small Cap Growth Portfolio
 Small Cap Value Portfolio
 Strategic Small Value Portfolio
 Value Portfolio
  ____________________________________________

 Fixed Income Portfolios

 Cash Reserves Portfolio
 Domestic Fixed Income Portfolio
 Fixed Income Portfolio
 Fixed Income II Portfolio
 Global Fixed Income Portfolio
 High Yield Portfolio
 Intermediate Duration Portfolio
 International Fixed Income Portfolio
 Limited Duration Portfolio
 Multi-Market Fixed Income Portfolio
 Municipal Portfolio
 Special Purpose Fixed Income Portfolio
 Targeted Duration Portfolio
  ____________________________________________

 Balanced Portfolios

 Balanced Portfolio
 Multi-Asset-Class Portfolio
  ____________________________________________
Shareholder Services:
1-800-548-7786

Prices and Investment Results:
www.morganstanley.com/im

Investment Adviser
Morgan Stanley Investments LP

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary       1
--------------------------
Equity Portfolios
--------------------------
Equity                   2
--------------------------
Mid Cap Growth           3
--------------------------
Mid Cap Growth II        5
--------------------------
Mid Cap Value            6
--------------------------
Small Cap Growth         7
--------------------------
Small Cap Value          9
--------------------------
Strategic Small Value   10
--------------------------
Value                   11
--------------------------

Fixed Income Portfolios
---------------------------------
Cash Reserves                  12
---------------------------------
Domestic Fixed Income          13
---------------------------------
Fixed Income                   15
---------------------------------
Fixed Income II                17
---------------------------------
Global Fixed Income            19
---------------------------------
High Yield                     21
---------------------------------
Intermediate Duration          23
---------------------------------
International Fixed Income     25
---------------------------------
Limited Duration               27
---------------------------------
Multi-Market Fixed Income      29
---------------------------------
Municipal                      31
---------------------------------
Special Purpose Fixed Income   33
---------------------------------
Targeted Duration              35
---------------------------------
Balanced Portfolios
---------------------------------
Balanced                       37
---------------------------------
Multi-Asset-Class              39
---------------------------------

Fees and Expenses of the Portfolios       41
--------------------------------------------
Investment Strategies and Related Risks   43
--------------------------------------------
Purchasing Shares                         48
--------------------------------------------
Redeeming Shares                          49
--------------------------------------------
General Shareholder Information           50
--------------------------------------------
Fund Management                           52
--------------------------------------------
Financial Highlights                      58
--------------------------------------------

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Investment Summary
This section explains each Portfolio's:

 . Investment Objective
 . Principal Investment Strategy
 . Principal Risks

Investor Suitability
The Portfolios may be suitable for long-term investors who can accept the risks of investing in the stock and bond markets.

The Portfolios are designed principally for investment by fiduciary investors who are entrusted with the responsibility of investing assets held for the benefit of others.

While the Portfolios consider whether their securities transactions will generate distributions taxable at capital gain or ordinary income rates, minimizing such taxes is not a principal investment strategy. The Municipal Portfolio may be a suitable investment for persons who would benefit from tax-exempt income.

Each Portfolio in this prospectus is a diversified fund for purposes of the Investment Company Act of 1940 ("1940 Act"), except for the Global Fixed Income and International Fixed Income Portfolios. All of the Portfolios comply with the diversification requirements of the Internal Revenue Code.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Equity Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 common
 stocks
 ------------
 Equity
 capitalization
 generally
 greater
 than $5
 billion
 ------------
 Benchmark:
 S&P 500
 Index
 ------------
 Ticker
 Symbol:
 MPEQX
 ------------
 CUSIP No.:
 552-913-105
 ------------
 Portfolio
 Managers
 Arden C.
 Armstrong,
 Steven
 Epstein,
 James J.
 Jolinger,
 Brian
 Kramp,
 Eric F.
 Scharpf and
 Gary G.
 Schlarbaum
Objective
The Equity Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests primarily in common stocks of large U.S. companies. The Portfolio invests, to a limited extent, in stocks of small companies and foreign equity securities.

Process
The Adviser assigns each member of the portfolio management team to specific "value" or "growth" sectors. The Portfolio's overall sector allocation is driven by bottom-up stock selection. The Adviser seeks to diversify the Portfolio's investments across market sectors, and to obtain the best values within each sector. In determining whether securities should be sold, the Adviser considers factors such as deteriorating fundamentals and relative valuation.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of common stocks rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements.

Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                    [GRAPH]

EQUITY PORTFOLIO
Commenced operations on November 14, 1984

1991     39.96%
1992      7.78%
1993      6.66%
1994       .50%
1995     33.02%
1996     20.59%
1997     25.84%
1998     19.67%
1999     28.80%
2000     -9.29%

HIGH QUARTER      12/31/98     21.34%
LOW QUARTER        9/30/98    -14.44%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                                                                     S&P
                                       Equity Portfolio                           500 Index
-------------------------------------------------------------------------------------------
One Year                                    -9.29                                   -9.12
-------------------------------------------------------------------------------------------
Five Years                                  16.23                                   18.32
-------------------------------------------------------------------------------------------
Ten Years                                   16.39                                   17.45
-------------------------------------------------------------------------------------------
Since Inception 11/14/84                    16.08                                   16.89
-------------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5 and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Mid Cap Growth Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 common
 stocks of
 mid cap
 companies
 ------------
 Equity
 capitalization
 generally
 matching
 the
 benchmark
 (currently
 $1 billion
 to $15
 billion)
 ------------
 Benchmark:
 S&P MidCap
 400 Index
 ------------
 Ticker
 Symbol:
 MPEGX
 ------------
 CUSIP No.:
 552-913-782
 ------------
 Portfolio
 Managers
 Arden C.
 Armstrong,
 David P.
 Chu and
 Steven B.
 Chulik
Objective
The Mid Cap Growth Portfolio seeks long-term capital growth.

Approach
The Portfolio invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index. The Adviser focuses on companies that demonstrate one or more of the following characteristics: high earnings growth rates, growth stability, rising profitability and the ability to produce earnings that beat market expectations. The Portfolio may purchase shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquistion. The Portfolio may invest, to a limited extent, in foreign equity securities.

Process
The Adviser uses a proprietary quantitative screen to sort stocks based on revisions to analysts' earnings predictions. The Adviser then researches companies that pass the screen. The Adviser also evaluates market valuations to eliminate the most overvalued stocks. The Portfolio's overall sector allocation is driven by bottom-up stock selection. The Adviser follows a strict sell discipline, selling stocks when their earnings revision scores fall to unacceptable levels, when research reveals unfavorable trends or when their market valuations exceed levels that are reasonable in relation to their growth prospects.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of common stocks rise and fall in response to events that affect entire financial markets or industries, and events that affect a particular issuer. Investments in mid cap companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Some market conditions may favor growth stocks or stocks of mid-sized companies, while other conditions may favor value stocks or stocks of larger or smaller companies.

The Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies in the technology sector have fluctuated in significant amounts over short periods of time. In addition, the Adviser cannot guarantee continued access to IPOs.

                                    [GRAPH]

MID CAP GROWTH PORTFOLIO
Commenced operations on March 30, 1990

1991     59.39%
1992      2.91%
1993     18.23%
1994     -5.39%
1995     36.25%
1996     18.79%
1997     33.13%
1998     37.36%
1999     68.18%
2000     -7.34%

HIGH QUARTER   12/31/99    39.27%
LOW QUARTER     9/30/98   -19.18%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                          Mid Cap                                S&P MidCap
                                      Growth Portfolio                           400 Index
-------------------------------------------------------------------------------------------
One Year                                   -7.34                                   17.50
-------------------------------------------------------------------------------------------
Five Years                                 27.62                                   20.41
-------------------------------------------------------------------------------------------
Ten Years                                  23.81                                   19.85
-------------------------------------------------------------------------------------------
Since Inception 3/30/90                    23.02                                   18.11
-------------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5, and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Mid Cap Growth Portfolio (Continued)


Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Mid Cap Growth II Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 common
 stocks of
 mid cap
 companies
 ------------
 Equity
 capitalization
 generally
 matching
 the
 benchmark
 (currently
 $100
 million to
 $50
 billion)
 ------------
 Benchmark:
 Russell Mid
 Cap Growth
 Index
 ------------
 Ticker
 Symbol: Not
 Available
 ------------
 CUSIP No.:
 552-913-170
 ------------
 Portfolio
 Managers
 Arden C.
 Armstrong,
 David P.
 Chu and
 Steven B.
 Chulik
Objective
The Mid Cap Growth II Portfolio seeks long-term capital growth.

Approach
The Portfolio invests primarily in common stocks of companies with capitalizations in the range of companies included in the Russell Mid Cap Growth Index. The Adviser focuses on companies that demonstrate one or more of the following characteristics: high earnings growth rates, growth stability, rising profitability and the ability to produce earnings that beat market expectations. The Portfolio may purchase shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquistion. The Portfolio may invest, to a limited extent, in foreign equity securities.

Process
The Adviser uses a proprietary quantitative screen to sort stocks based on revisions to analysts' earnings predictions. The Adviser then researches companies that pass the screen. The Adviser also evaluates market valuations to eliminate the most overvalued stocks. The Portfolio's overall sector allocation is driven by bottom-up stock selection. The Adviser follows a strict sell discipline, selling stocks when earnings estimates fall, when research reveals unfavorable trends or when their market valuations exceed levels that are reasonable in relation to their growth prospects.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of common stocks rise and fall in response to events that affect entire financial markets or industries, and events that affect a particular issuer. Investments in mid cap companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Technology stocks, which are a significant component of the Portfolio's benchmark, can be more volatile than the market as a whole. The Portfolio's performance volatility at any point in time may be affected by the level of its investment in technology stocks. The securities issued by smaller companies may be less liquid. In addition, smaller companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. Some market conditions may favor growth stocks or stocks of mid-sized companies, while other conditions may favor value stocks or stocks of larger or smaller companies.

The Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies in the technology sector have fluctuated in significant amounts over short periods of time. In addition, the Adviser cannot guarantee continued access to IPOs.

Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

Performance Information
No performance information is provided because the Mid Cap Growth II Portfolio has not been in operation for a full calendar year.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Mid Cap Value Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 common
 stocks of
 mid cap
 companies
 ------------
 Equity
 capitalization
 generally
 matching
 the
 benchmark
 (currently
 $1 billion
 to $15
 billion)
 ------------
 Benchmark:
 S&P MidCap
 400 Index
 ------------
 Ticker
 Symbol:
 MPMVX
 ------------
 CUSIP No.:
 552-913-618
 ------------
 Portfolio
 Managers
 Bradley S.
 Daniels,
 William B.
 Gerlach
 and Gary G.
 Schlarbaum
Objective
The Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index. The Portfolio may purchase stocks that typically do not pay dividends.

Process
The Adviser analyzes securities to identify stocks that are undervalued, and measures the relative attractiveness of the Portfolio's current holdings against potential purchases. Sector weightings normally are kept within 5% of those of the S&P MidCap 400 Index. For example, if the energy sector represents 10% of the S&P MidCap 400 Index, then, as a general matter, the energy sector would represent between 5-15% of total Portfolio assets. There are more than a dozen sectors represented in the S&P MidCap 400 Index including technology, heavy industry/transportation, health care, energy and basic resources. In determining whether securities should be sold, the Adviser considers factors such as high valuations relative to other investment opportunities, and deteriorating short or long-term earnings growth projections.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of common stocks rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in mid cap companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Some market conditions may favor value stocks or stocks of mid-sized companies, while other conditions may favor growth stocks or stocks of larger or smaller companies. The Adviser's perception that a stock is under- or over-valued may not be accurate or may not be realized. At times, the Portfolio's guideline for sector weightings may result in significant exposure to one or more market sectors.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.
                                    [GRAPH]

MID CAP VALUE PORTFOLIO
Commenced operations on December 30, 1994

1995     32.71%
1996     40.77%
1997     39.58%
1998     16.05%
1999     19.82%
2000     11.94%

HIGH QUARTER   12/31/98    22.46%
LOW QUARTER     9/30/98   -13.80%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                           Mid Cap                               S&P MidCap
                                       Value Portfolio                           400 Index
-------------------------------------------------------------------------------------------
One Year                                    11.94                                  17.50
-------------------------------------------------------------------------------------------
Five Years                                  25.06                                  20.41
-------------------------------------------------------------------------------------------
Since Inception 12/30/94                    26.29                                  22.09
-------------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Small Cap Growth Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 common
 stocks of
 small cap
 companies
 ------------
 Equity
 capitalization
 range:
 Generally
 $250
 million to
 $2.5
 billion)
 ------------
 Benchmark:
 Russell
 2000 Index
 ------------
 Ticker
 Symbol:
 MSCGX
 ------------
 CUSIP No.:
 552-913-253
 ------------
 Portfolio
 Managers
 Arden C.
 Armstrong,
 David P.
 Chu and
 Steven B.
 Chulik
Objective
The Small Cap Growth Portfolio seeks long-term capital growth.

Approach
The Portfolio invests primarily in common stocks of companies with capitalizations in the range of companies included in the Russell 2000 Index. The Adviser focuses on companies that demonstrate one or more of the following characteristics: high earnings growth rates, growth stability, rising profitability and the ability to produce earnings that beat market expectations. The Portfolio may purchase shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition. The Portfolio may invest, to a limited extent, in foreign equity securities.

Process
The Adviser uses a proprietary quantitative screen to sort stocks based on revisions to analysts' earnings predictions. The Adviser then researches companies that pass the screen. The Adviser also evaluates market valuations to eliminate the most overvalued stocks. The Portfolio's overall sector allocation is driven by bottom-up stock selection. The Adviser follows a strict sell discipline, selling stocks when their earnings revision scores fall to unacceptable levels, when research reveals unfavorable trends or when their market valuations exceed levels that are reasonable in relation to their growth prospects.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of common stocks rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in small companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Some market conditions may favor growth stocks or stocks of small companies, while other conditions may favor value stocks or stocks of larger companies.

The Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies in the technology sector have fluctuated in significant amounts over short periods of time. Recent market conditions have allowed the Portfolio to profit from the purchase and sale of shares issued as part of, or a short period after, companies' IPOs. A significant portion of the Portfolio's performance to date is related to its investment in IPOs. However, the Adviser

                                    [GRAPH]

SMALL CAP GROWTH PORTFOLIO
Commenced operations on June 30, 1998

1999     313.91%
2000     -18.96%

HIGH QUARTER     12/31/99       69.51%
LOW QUARTER      12/31/00      -23.81%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                        Small Cap                             Russell 2000
                                     Growth Portfolio                            Index
------------------------------------------------------------------------------------------
One Year                                  -18.96                                 -3.02
------------------------------------------------------------------------------------------
Since Inception 6/30/98                    81.26                                  3.58
------------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Small Cap Growth Portfolio (Continued)

cannot guarantee continued access to IPOs, or the Portfolio's ability to profit from them.

Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Small Cap Value Portfolio (Not currently being offered to new investors)


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 common
 stocks of
 small cap
 companies
 ------------
 Equity
 capitalization
 generally
 matching
 the
 benchmark
 (currently
 $100
 million to
 $2.5
 billion)
 ------------
 Benchmark:
 Russell
 2000 Index
 ------------
 Ticker
 Symbol:
 MPSCX
 ------------
 CUSIP No.:
 552-913-501
 ------------
 Portfolio
 Managers
 Bradley S.
 Daniels,
 William B.
 Gerlach
 and Gary G.
 Schlarbaum
Objective
The Small Cap Value Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests primarily in common stocks of companies with equity capitalizations in the range of companies included in the Russell 2000 Index. The Portfolio may purchase stocks that typically do not pay dividends.

Process
The Adviser analyzes securities to identify stocks that are undervalued, and measures the relative attractiveness of the Portfolio's current holdings against potential purchases. Sector weightings normally are kept within 5% of those of the Russell 2000 Index. For example, if the energy sector represents 10% of the Russell 2000 Index, then, as a general matter, the energy sector would represent between 5-15% of total Portfolio assets. There are more than a dozen sectors represented in the Russell 2000 Index including technology, heavy industry/transportation, health care, energy and basic resources. In determining whether securities should be sold, the Adviser considers factors such as high valuations relative to other investment opportunities, and deteriorating short or long-term earnings growth projections.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of common stocks rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Some market conditions may favor value stocks or stocks of small companies, while other conditions may favor growth stocks or stocks of larger companies. The Adviser's perception that a stock is under- or over-valued may not be accurate or may not be realized. At times, the Portfolio's guideline for sector weightings may result in significant exposure to one or more market sectors.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.


                                    [GRAPH]

SMALL CAP VALUE PORTFOLIO
Commenced operations on July 1, 1986

1991     63.78%
1992     22.77%
1993     21.16%
1994      2.18%
1995     21.04%
1996     35.15%
1997     30.63%
1998     -1.42%
1999     26.02%
2000      3.48%

HIGH QUARTER   3/31/91    31.98%
LOW QUARTER   12/31/00   -18.30%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                        Small Cap                              Russell 2000
                                     Value Portfolio                              Index
-------------------------------------------------------------------------------------------
One Year                                   3.48                                   -3.02
-------------------------------------------------------------------------------------------
Five Year                                 17.81                                   10.31
-------------------------------------------------------------------------------------------
Ten Year                                  21.20                                   15.52
-------------------------------------------------------------------------------------------
Since Inception 7/1/86                    13.38                                    9.98
-------------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5 and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Strategic Small Value Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 common
 stocks of
 small cap
 companies
 ------------
 Equity
 capitalization
 generally
 matching
 the
 benchmark
 (currently
 $100
 million to
 $2.5
 billion)
 ------------
 Benchmark:
 Russell
 2000 Value
 Index
 ------------
 Ticker
 Symbol:
 MSVIX
 ------------
 CUSIP No.:
 552-913-196
 ------------
 Portfolio
 Managers
 Bradley S.
 Daniels,
 William B.
 Gerlach
 and Gary G.
 Schlarbaum
Objective
The Strategic Small Value Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests primarily in common stocks of domestic companies with equity capitalizations in the range of companies included in the Russell 2000 Value Index.

Process
The Adviser analyzes securities to identify stocks that are undervalued, and measures the relative attractiveness of the Portfolio's current holdings against potential purchases. Value stocks are stocks that are deemed by the Adviser to be undervalued relative to the stock market in general. Sector weightings normally are kept within 5% of those of the Russell 2000 Value Index. For example, if the energy sector represents 10% of the Russell 2000 Value Index, then, as a general matter, the energy sector would represent between 5-15% of total Portfolio assets. There are more than a dozen sectors represented in the Russell 2000 Value Index including technology, heavy industry/transportation, health care, energy and basic resources. In determining whether securities should be sold, the Adviser considers factors such as high valuations relative to other investment opportunities, and deteriorating short or long-term earnings growth projections.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of common stocks rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. The securities issued by smaller companies may be less liquid. In addition, smaller companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. Some market conditions may favor value stocks or stocks of small companies, while other conditions may favor growth stocks or stocks of larger companies. The Adviser's perception that a stock is under- or over-valued may not be accurate or may not be realized. At times, the Portfolio's guideline for sector weightings may result in significant exposure to one or more market sectors.

Please see "Investment Strategies and Related Risks" for information about these and other risks of investing in the Portfolio.

Performance Information
No performance information is provided because the Strategic Small Value Portfolio has not been in operation for a full calendar year.
10

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Value Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 common
 stocks
 ------------
 Equity
 capitalization
 generally
 greater
 than
 $2.5 billion
 ------------
 Benchmark:
 S&P 500
 Index
 ------------
 Ticker
 Symbol:
 MPVLX
 ------------
 CUSIP No.:
 552-913-204
 ------------
 Portfolio
 Managers
 Richard M.
 Behler,
 Steven
 Epstein,
 Brian Kramp
 and
 Eric F.
 Scharpf
Objective
The Value Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests primarily in common stocks of companies with equity capitalizations greater than $2.5 billion. The Portfolio focuses on stocks that are undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign equity securities.

Process
The Adviser selects investments through a three part analysis. The Adviser identifies stocks with low price/earnings ratios. The Adviser then applies fundamental analysis and its investment judgment to determine which of those securities are the most attractive. Finally, the Adviser may favor securities of companies that are in undervalued industries. The Adviser employs a formal sell discipline, under which the Portfolio sells securities when their price/earnings ratios rise.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of common stocks rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Some market conditions may favor value stocks, while other conditions may favor growth stocks. The Adviser's perception that a stock is under- or over-valued may not be accurate or may not be realized.

Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.


                                    [GRAPH]

VALUE PORTFOLIO
Commenced operations on November 5, 1984

1991     37.65%
1992     14.61%
1993     14.34%
1994      3.48%
1995     38.75%
1996     27.63%
1997     23.38%
1998     -2.88%
1999     -2.07%
2000     23.39%

HIGH QUARTER   3/31/91   17.05%
LOW QUARTER    9/30/98  -19.02%
Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                                                                      S&P
                                       Value Portfolio                             500 Index
--------------------------------------------------------------------------------------------
One Year                                    23.39                                    -9.12
--------------------------------------------------------------------------------------------
Five Years                                  13.07                                    18.32
--------------------------------------------------------------------------------------------
Ten Years                                   16.95                                    17.45
--------------------------------------------------------------------------------------------
Since Inception 11/5/84                     15.57                                    16.76
--------------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5 and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Cash Reserves Portfolio


 Dollar
 weighted
 average
 maturity
 less than
 90 days
 ------------
 100% of
 non-U.S.
 Government
 securities
 rated A-
 1/P-1 or
 better by
 Moody's or
 Standard &
 Poor's at
 time of
 purchase
 ------------
 Individual
 maturities
 397 days or
 less
 ------------
 Benchmark:
 Salomon
 1-Month
 Treasury
 Bill Index;
 Lipper
 Money
 Market
 Average
 ------------
 Ticker
 Symbol:
 MPCXX
 ------------
 CUSIP No.:
 552-913-758
 ------------
 Portfolio
 Managers
 Dale R.
 Albright,
 Michael J.
 Davey and
 Jonathan R.
 Page
Objective
The Cash Reserves Portfolio seeks to realize maximum current income, consistent with the preservation of capital and liquidity.

Approach
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in liquid, high quality money market instruments of private financial and non-financial corporations, as well as obligations of the U.S. Government and its agencies and instrumentalities. The Portfolio's average weighted maturity will not exceed 90 days, and no individual security will have a remaining maturity in excess of 397 days.

Process
The Portfolio's Sub-Adviser, Morgan Stanley Investment Advisors Inc., determines the appropriate average maturity for the Portfolio based on the shape of the money market yield curve and its view of the direction of short term interest rates over the next one to six months. Securities are selected on the basis of their value, adjusted for risk. The Sub-Adviser invests in a variety of securities in order to diversify credit risk and interest rate risk. The Sub-Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities, when a security is downgraded, or for liquidity needs.

Principal Risks
An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.
                                    [GRAPH]

CASH RESERVES PORTFOLIO
Commenced operations on August 29, 1990

1991      5.81%
1992      3.37%
1993      2.82%
1994      3.99%
1995      5.75%
1996      5.24%
1997      5.39%
1998      5.36%
1999      5.00%
2000      6.19%

HIGH QUARTER        3/31/91      1.64%
LOW QUARTER         3/31/93       .68%
Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                               Cash                Salomon              Lipper Money
                             Reserves          1-Month Treasury            Market
                             Portfolio            Bill Index              Average
------------------------------------------------------------------------------------
One Year                       6.19                  5.64                   5.68
------------------------------------------------------------------------------------
Five Years                     5.44                  4.89                   4.94
------------------------------------------------------------------------------------
Ten Years                      4.89                  4.48                   4.53
------------------------------------------------------------------------------------
Since Inception 8/29/90        5.00                  4.55                   4.63
------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5 and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index and the Lipper Money Market Average, an index that shows the performance of other money market funds. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. You may obtain the Portfolio's SEC 7-day current yield by calling 1-800-548-7786.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Domestic Fixed Income Portfolio


 100% U.S.
 issuers
 ------------
 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 fixed
 income
 securities
 ------------
 At least
 80% of
 fixed
 income
 securities
 rated A or
 higher (or
 equivalent)
 at time of
 purchase
 ------------
 Up to 20%
 of fixed
 income
 securities
 rated BBB
 (or
 equivalent)
 at time of
 purchase
 ------------
 Average
 weighted
 maturity
 generally
 greater
 than
 5 years
 ------------
 May invest
 over 50% in
 mortgage
 securities
 ------------
 Benchmark:
 Salomon
 Broad
 Investment
 Grade Index
 ------------
 Ticker
 Symbol:
 MPSFX
 ------------
 CUSIP No.:
 552-913-881
 ------------
 Portfolio
 Managers
 W. David
 Armstrong,
 Angelo G.
 Manioudakis
 and Scott
 F. Richard
Objective
The Domestic Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests in a diversified mix of dollar denominated fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily maintain an average weighted maturity in excess of five years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to the benchmark. The Portfolio invests exclusively in securities issued by U.S. - based entities that carry an investment grade rating at the time of purchase. The Adviser may use futures, swaps and other types of derivatives in managing the Portfolio.

Process
The Adviser employs a value approach toward fixed income investing. The Adviser's research teams identify relative attractiveness among corporate, mortgage and U.S. Government securities. The Adviser relies upon value measures to guide its decisions regarding sector and security selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk and prepayment risk. The Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while balancing the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off

                                    [GRAPH]

DOMESTIC FIXED INCOME PORTFOLIO
Commenced operations on September 29, 1987

1991     21.54%
1992      9.12%
1993     13.75%
1994     -3.89%
1995     18.85%
1996      3.89%
1997      9.62%
1998      7.23%
1999     -1.64%
2000     10.50%

HIGH QUARTER     9/30/91     7.48%
LOW QUARTER      3/31/92    -2.28%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                       Domestic                            Salomon Broad
                                     Fixed Income                         Investment Grade
                                      Portfolio                                Index
------------------------------------------------------------------------------------------
One Year                                10.50                                  11.60
------------------------------------------------------------------------------------------
Five Years                               5.83                                   6.45
------------------------------------------------------------------------------------------
Ten Years                                8.63                                   8.00
------------------------------------------------------------------------------------------
Since Inception 9/29/87                  8.95                                   8.83
------------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5 and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Domestic Fixed Income Portfolio (Continued)

their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Fixed Income Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 fixed
 income
 securities
 ------------
 Average
 weighted
 maturity
 generally
 greater
 than
 5 years
 ------------
 At least
 80%
 investment
 grade
 securities
 at time of
 purchase
 ------------
 Up to 20%
 high yield
 securities
 at time
 of purchase
 ------------
 May invest
 over 50% in
 mortgage
 securities
 ------------
 Benchmark:
 Salomon
 Broad
 Investment
 Grade Index
 ------------
 Ticker Symbol:
 MPFIX
 ------------
 CUSIP No.:
 552-913-303
 ------------
 Portfolio
 Managers
 W. David
 Armstrong,
 Thomas L.
 Bennett and
 Roberto M.
 Sella
Objective
The Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to the benchmark. The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds"). The Adviser may use futures, swaps and other types of derivatives in managing the Portfolio.

Process
The Adviser employs a value approach toward fixed income investing. The Adviser's research teams identify relative attractiveness among corporate, mortgage and U.S. Government securities, and also may consider the relative attractiveness of non-dollar denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while balancing the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

                                    [GRAPH]

FIXED INCOME PORTFOLIO
Commenced operations on November 14, 1984

1991     21.49%
1992      8.46%
1993     13.90%
1994     -5.51%
1995     19.03%
1996      7.36%
1997      9.61%
1998      6.91%
1999      -.61%
2000     10.83%

HIGH QUARTER   9/30/91    7.56%
LOW QUARTER    3/31/94   -3.13%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                                                              Salomon Broad
                                       Fixed Income                            Investment
                                        Portfolio                              Grade Index
-------------------------------------------------------------------------------------------
One Year                                  10.83                                   11.60
-------------------------------------------------------------------------------------------
Five Years                                 6.74                                    6.45
-------------------------------------------------------------------------------------------
Ten Years                                  8.87                                    8.00
-------------------------------------------------------------------------------------------
Since Inception 11/14/84                   9.91                                    9.49
-------------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5 and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Fixed Income Portfolio (Continued)


The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Fixed Income II Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 fixed
 income
 securities
 ------------
 100%
 investment
 grade
 securities
 at time of
 purchase
 ------------
 Average
 weighted
 maturity
 generally
 greater
 than 5
 years
 ------------
 May invest
 over 50% in
 mortgage
 securities
 ------------
 Benchmark:
 Salomon
 Broad
 Investment
 Grade Index
 ------------
 Ticker Symbol:
 MPFDX
 ------------
 CUSIP No.:
 552-913-741
 ------------
 Portfolio
 Managers
 Thomas L.
 Bennett,
 Angelo G.
 Manioudakis
 and Scott
 F. Richard
Objective
The Fixed Income II Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests primarily in a diversified mix of dollar denominated fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily maintain an average weighted maturity in excess of five years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to the benchmark. The Portfolio invests exclusively in securities that carry an investment grade rating at the time of purchase, and may invest opportunistically in non-dollar denominated securities. The Adviser may use futures, swaps and other types of derivatives in managing the Portfolio.

Process
The Adviser employs a value approach toward fixed income investing. The Adviser's research teams identify relative attractiveness among corporate, mortgage and U.S. Government securities, and also may consider the relative attractiveness of non-dollar denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while balancing the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

                                    [GRAPH]

FIXED INCOME II PORTFOLIO
Commenced operations on August 31, 1990

1991     19.29%
1992      7.03%
1993     12.62%
1994     -5.15%
1995     18.67%
1996      5.53%
1997      9.29%
1998      7.54%
1999     -1.20%
2000     10.51%

HIGH QUARTER   9/30/91    7.64%
LOW QUARTER    3/31/92   -2.78%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                                                             Salomon Broad
                                     Fixed Income II                          Investment
                                        Portfolio                             Grade Index
------------------------------------------------------------------------------------------
One Year                                  10.51                                  11.60
------------------------------------------------------------------------------------------
Five Years                                 6.25                                   6.45
------------------------------------------------------------------------------------------
Ten Years                                  8.16                                   8.00
------------------------------------------------------------------------------------------
Since Inception 8/31/90                    8.72                                   8.34
------------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5 and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Fixed Income II Portfolio (Continued)


Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

GLOBAL FIXED INCOME PORTFOLIO


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 fixed
 income
 securities
 of issuers
 in at least
 3
 countries,
 including
 the U.S.
 ------------
 At least
 95%
 investment
 grade
 securities
 at time of
 purchase
 ------------
 Up to 5%
 invested in
 high yield
 securities
 at time of
 purchase
 ------------
 Average
 weighted
 maturity
 generally
 greater
 than
 5 years
 ------------
 Benchmark:
 Salomon
 World
 Government
 Bond Index
 ------------
 Ticker Symbol:
 MAGFX
 ------------
 CUSIP No.:
 552-913-683
 ------------
 Portfolio
 Managers
 J. David
 Germany,
 Michael
 Kushma,
 Paul F.
 O'Brien and
 Christian
 G. Roth
Objective
The Global Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests primarily in investment grade fixed income securities issued by U.S. and foreign issuers, including those located in emerging markets. The Portfolio will invest in a combination of government, corporate and mortgage securities offering attractive values. The Portfolio generally maintains an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Portfolio may invest in high yield securities (commonly referred to as "junk bonds"). The Adviser may use futures, forwards, swaps and other derivatives in managing the Portfolio.

Process
The Adviser employs a value approach toward fixed income investing. The Adviser's research teams evaluate the relative attractiveness of U.S. and foreign issuers, and of corporate, mortgage, asset-backed and government securities and CMOs. The Adviser relies upon value measures such as the level of real interest rates, yield curve slopes and credit-adjusted spreads to guide its decisions regarding interest rate, country, sector and security exposure. The Adviser also measures various types of risk, focusing on interest rate risk, country risk, currency risk, credit risk and exposure to changes in the shape of the yield curve. The Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while balancing the overall risk of the Portfolio. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial

                                    [GRAPH]

GLOBAL FIXED INCOME PORTFOLIO
Commenced operations on April 30, 1993

1994     -1.57%
1995     20.02%
1996      6.03%
1997      -.02%
1998     14.10%
1999     -4.80%
2000      -.92%

High Quarter   3/31/95    8.03%
Low Quarter    3/31/97   -4.11%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                      Global Fixed                           Salomon World
                                         Income                               Government
                                       Portfolio                              Bond Index
------------------------------------------------------------------------------------------
One Year                                  -.92                                   1.60
------------------------------------------------------------------------------------------
Five Years                                2.67                                   3.10
------------------------------------------------------------------------------------------
Since Inception 4/30/93                   5.14                                   5.38
------------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Global Fixed Income Portfolio (Continued)

health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decrease in price.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. A substantial portion of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These risks are greater in emerging market countries.

The Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers. The Portfolio therefore may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

High Yield Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 high yield
 securities
 ------------
 Average
 weighted
 maturity
 generally
 greater
 than
 5 years
 ------------
 Benchmark:
 CS First
 Boston
 Global High
 Yield Index
 ------------
 Ticker Symbol:
 MPHYX
 ------------
 CUSIP No.:
 552-913-790
 ------------
 Portfolio
 Managers
 Stephen F.
 Esser,
 Gordon W.
 Loery and
 Deanna
 L. Loughnane
Objective
The High Yield Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities. The Adviser may use futures, swaps and other derivatives in managing the Portfolio.

Process
The Adviser uses equity and fixed income valuation techniques, together with analyses of economic and industry trends, to determine the Portfolio's overall structure, sector allocation and desired maturity. The Adviser emphasizes securities of companies that have strong industry positions and favorable outlooks for cash flow and asset values. The Adviser conducts a credit analysis for each security considered for investment to evaluate its attractiveness relative to the level of risk it presents. The Portfolio maintains a high level of diversification to minimize its exposure to the risks associated with any particular issuer. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

                                    [GRAPH]

HIGH YIELD PORTFOLIO
Commenced operations on February 28, 1989

1991     44.17%
1992     18.51%
1993     24.57%
1994     -7.06%
1995     23.94%
1996     15.29%
1997     15.98%
1998      3.16%
1999      7.79%
2000    -10.52%

HIGH QUARTER    3/31/91   24.81%
LOW QUARTER    12/31/00   -6.42%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                                                           CS First Boston
                                      High Yield                             Global High
                                      Portfolio                              Yield Index
------------------------------------------------------------------------------------------
One Year                                -10.52                                  -5.21
------------------------------------------------------------------------------------------
Five Years                                5.88                                   4.51
------------------------------------------------------------------------------------------
Ten Years                                12.55                                  11.19
------------------------------------------------------------------------------------------
Since Inception 2/28/89                   8.89                                   8.58
------------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5 and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

High Yield Portfolio (Continued)

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These risks are greater in emerging market countries.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Intermediate Duration Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 fixed
 income
 securities
 ------------
 100%
 investment
 grade
 securities
 at time of
 purchase
 ------------
 Average
 duration 2-
 5 years
 ------------
 May invest
 over 50% in
 mortgage
 securities
 ------------
 Benchmark:
 Lehman
 Brothers
 Intermediate
 Government/
 Credit
 Index
 ------------
 Ticker Symbol:
 MAIDX
 ------------
 CUSIP No.:
 552-913-642
 ------------
 Portfolio
 Managers
 Angelo G.
 Manioudakis,
 Charles
 Moon
 and Scott
 F. Richard
Objective
The Intermediate Duration Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio seeks value in the fixed income market with only a moderate sensitivity to changes in interest rates. The Portfolio invests primarily in a diversified mix of U.S. Government securities, investment grade corporate bonds and mortgage securities. The Portfolio also may invest, to a limited extent, in non-dollar denominated securities. The Portfolio generally maintains an average duration between two and five years. The Adviser uses futures, swaps and other derivatives to manage the Portfolio.

Process
The Adviser employs a value approach toward fixed income investing. The Adviser makes securities and sector decisions based on the anticipated tradeoff between long-run expected return and risk. The Adviser relies upon value measures, including the attractiveness of the extra yield offered by non-Treasury securities, the level of real interest rates, and the steepness of the yield curve, to guide its decision regarding duration management, and country, sector and security selection. Teams of portfolio managers implement strategies based on these types of value measures. Sector teams seek specific bonds within each sector, while a portfolio team seeks to ensure that the aggregate risk exposures to changes in the level of interest rates and yield spreads match the Portfolio's objective. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to

                                    [GRAPH]

INTERMEDIATE DURATION PORTFOLIO
Commenced operations on October 3, 1994

1995     15.38%
1996      5.94%
1997      8.07%
1998      7.03%
1999      0.86%
2000      9.07%

HIGH QUARTER    3/31/95      4.80%
LOW QUARTER     6/30/99     -1.10%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                                                        Lehman Brothers
                                    Intermediate                         Intermediate
                                      Duration                         Government/Credit
                                     Portfolio                               Index
----------------------------------------------------------------------------------------
One Year                                9.07                                 10.12
----------------------------------------------------------------------------------------
Five Years                              6.16                                  6.11
----------------------------------------------------------------------------------------
Since Inception 10/3/94                 7.25                                  7.27
----------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Intermediate Duration Portfolio (Continued)


reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

International Fixed Income Portfolio


 Generally
 at least
 80% of
 total
 Portfolio
 assets
 invested in
 fixed
 income
 securities
 of issuers
 in at least
 3 countries
 other than
 the U.S.
 ------------
 At least
 95%
 investment
 grade
 securities
 at time of
 purchase
 ------------
 Up to 5%
 invested in
 high yield
 securities
 at time of
 purchase
 ------------
 Average
 weighted
 maturity
 generally
 greater
 than
 5 years
 ------------
 Benchmark:
 Salomon
 World
 Government
 Bond Ex-
 U.S. Index
 ------------
 Ticker Symbol:
 MPIFX
 ------------
 CUSIP No.:
 552-913-816
 ------------
 Portfolio
 Managers
 J. David
 Germany,
 Michael
 Kushma,
 Paul F.
 O'Brien and
 Christian
 G. Roth
Objective
The International Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests primarily in investment grade fixed income securities of government and corporate issuers in countries other than the U.S., including, to a limited degree, high yield securities (commonly referred to as "junk bonds") and securities of issuers located in emerging markets. The securities held by the Portfolio ordinarily will be denominated in foreign currencies, including the Euro. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser uses futures, swaps and other types of derivatives in managing the Portfolio.

Process
The Adviser employs a value approach toward fixed income investing. The Adviser's research teams determine the relative attractiveness of foreign government, corporate, mortgage and asset-backed securities and CMOs. The Adviser relies upon value measures, particularly the relative attractiveness of securities issued by foreign governments, against those of corporations and other private entities. The Adviser also measures various types of risk, focusing on interest rate risk, country risk, currency risk, credit risk and exposure to changes in the shape of the yield curve. The Adviser's management team builds an investment portfolio designed to take advantage of the firm's judgment on these factors, while balancing the overall risk of the Portfolio. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will

                                    [GRAPH]

INTERNATIONAL FIXED INCOME PORTFOLIO
Commenced operations on April 29, 1994

1995     19.64%
1996      6.20%
1997     -3.97%
1998     17.74%
1999     -7.39%
2000     -2.37%

HIGH QUARTER    3/31/95     10.86%
LOW QUARTER     3/31/97     -5.74%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                                                              Salomon World
                                      International                            Government
                                      Fixed Income                            Bond Ex-U.S.
                                        Portfolio                                 Index
-------------------------------------------------------------------------------------------
One Year                                  -2.37                                   -2.64
-------------------------------------------------------------------------------------------
Five Years                                 1.66                                    1.64
-------------------------------------------------------------------------------------------
Since Inception 4/29/94                    4.18                                    4.48
-------------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

International Fixed Income Portfolio (Continued)

rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Substantially all of the Portfolio's investments will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These risks are greater in emerging market countries.

The Portfolio is a non-diversified portfolio that may invest in a relatively limited number of issuers. The Portfolio therefore may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Limited Duration Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 fixed
 income
 securities
 ------------
 100%
 investment
 grade
 securities
 at time of
 purchase
 ------------
 Average
 duration 1-
 3 years
 ------------
 Benchmark:
 Salomon 1-3
 Year
 Treasury/Government
 Sponsored
 Index
 ------------
 Ticker
 Symbol:
 MPLDX
 ------------
 CUSIP No.:
 552-913-733
 ------------
 Portfolio
 Managers
 David S.
 Horowitz
 and
 Scott F.
 Richard
Objective
The Limited Duration Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio seeks value in the fixed income market with only a limited sensitivity to changes in interest rates. The Portfolio invests primarily in U.S. Government securities, investment grade corporate bonds and mortgage securities. The Portfolio maintains an average duration similar to that of the Merrill Lynch 1-3 Year Treasury Index, which generally ranges between zero and 3 years. The Adviser uses futures, swaps and other derivatives to manage the Portfolio.

Process
The Adviser employs a value approach toward fixed income investing. The Adviser makes securities and sector decisions based on the anticipated tradeoff between long-run expected return and risk. The Adviser relies upon value measures, including the attractiveness of the extra yield offered by non-Treasury securities, the level of real interest rates, and the steepness of the yield curve, to guide its decision regarding duration management, and country, sector and security selection. Teams of portfolio managers implement strategies based on these types of value measures. Sector teams seek specific bonds within each sector, while a portfolio team seeks to ensure that the aggregate risk exposures to changes in the level of interest rates and yield spreads match the Portfolio's objective. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

                                    [GRAPH]

LIMITED DURATION PORTFOLIO
Commenced operations on March 31, 1992

1993      5.97%
1994      -.07%
1995     10.37%
1996      5.27%
1997      6.25%
1998      5.63%
1999      3.77%
2000      7.93%

HIGH QUARTER   3/31/95      3.23%
LOW QUARTER    3/31/94      -.95%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                      Limited                           Salomon 1-3 Year
                                     Duration                          Treasury/Government
                                     Portfolio                           Sponsored Index
------------------------------------------------------------------------------------------
One Year                               7.93                                   8.22
------------------------------------------------------------------------------------------
Five Years                             5.76                                   5.99
------------------------------------------------------------------------------------------
Since Inception 3/31/92                5.90                                   6.00
------------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Limited Duration Portfolio (Continued)


The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Multi-Market Fixed Income Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 fixed
 income
 securities
 ------------
 Average
 weighted
 maturity
 generally
 greater
 than
 5 years
 ------------
 Benchmark:
 weighted
 blend of
 quarterly
 returns of
 60% Salomon
 Broad
 Investment
 Grade
 Index; 20%
 Salomon
 World
 Government
 Bond
 Ex-U.S.
 Index (half
 hedged into
 U.S.
 dollars);
 12%
 CS First
 Boston
 Global High
 Yield
 Index; and
 8% J.P.
 Morgan
 Emerging
 Markets
 Bond Index
 Global
 ------------
 Ticker
 Symbol:
 MPMMX
 ------------
 CUSIP No.:
 552-913-352
 ------------
 Portfolio
 Managers
 Thomas L.
 Bennett,
 Kenneth B.
 Dunn,
 Stephen F.
 Esser and
 J. David
 Germany
Objective
The Multi-Market Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests in a diversified portfolio of U.S. and foreign fixed income securities, including mortgage securities, high yield securities (commonly referred to as "junk bonds") and emerging market securities. The Adviser uses futures, swaps and other derivatives in managing the Portfolio.

Process
The Adviser determines the Portfolio's overall maturity and duration targets and sector allocations. The portfolio managers then select particular securities for the Portfolio in various sectors within those overall guidelines. The Adviser will increase or decrease the Portfolio's exposure to interest rate changes based on its analysis of inflation rates and real interest rates. The Portfolio invests varying amounts in U.S. and foreign securities (including emerging market securities), and investment grade and high yield securities, based on the Adviser's perception of their relative values. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

                                    [GRAPH]

MULTI-MARKET FIXED INCOME PORTFOLIO
Commenced operations on October 1, 1997

1998      5.28%
1999      1.03%
2000      5.04%

HIGH QUARTER   12/31/98      3.02%
LOW QUARTER     6/30/99     -1.25%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                         Salomon
                    Multi-Market          Broad           Salomon World
                    Fixed Income       Investment        Government Bond       Blended
                     Portfolio         Grade Index        Ex-U.S. Index        Index*
--------------------------------------------------------------------------------------
One Year                5.04              11.60               -2.64             8.07
--------------------------------------------------------------------------------------
Since Inception
 10/1/97                3.63               6.68                2.24             5.65
--------------------------------------------------------------------------------------

*The Blended Index is an unmanaged index comprised of 60% Salomon Broad Investment Grade Index, 20% Salomon World Government Bond Ex-U.S. Index (half hedged into U.S. dollars), 12% CS First Boston Global High Yield Index and 8%
J. P. Morgan Emerging Markets Bond Index Global.

The bar chart and table show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Multi-Market Fixed Income Portfolio (Continued)


Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These risks are greater in emerging market countries.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[MORGAN STANLEY DEAN WITTER]

Municipal Portfolio


 Generally
 at least
 80% of
 total
 Portfolio
 income will
 be exempt
 from
 regular
 federal
 income tax
 ------------
 Up to 20%
 in high
 yield
 securities
 at time of
 purchase
 ------------
 Average
 weighted
 maturity
 generally
 5-10 years
 ------------
 Benchmark:
 a weighted
 blend of
 quarterly
 returns of
 50% Lehman
 5-Year
 Municipal
 Index and
 50% Lehman
 10-Year
 Municipal
 Index
 ------------
 Ticker
 Symbol:
 MPMFX
 ------------
 CUSIP No.:
 552-913-691
 ------------
 Portfolio
 Managers
 Steven K.
 Kreider and
 Neil Stone
Objective
The Municipal Portfolio seeks to realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income that is exempt from federal income tax.

Approach
The Portfolio invests primarily in fixed income securities issued by local, state and regional governments that provide income that is exempt from federal income taxes (municipal securities). The Portfolio may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. The Portfolio may invest in high yield municipal securities (commonly referred to as "junk bonds"). The Portfolio ordinarily will maintain an average weighted maturity of between five and ten years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps and other derivatives in managing the Portfolio.

Process
The Adviser employs a value approach toward fixed income investing. The Adviser will vary the Portfolio's average duration and maturity and the amount invested in particular types of securities based on the risks and rewards offered by different investments. The Adviser analyzes the credit risk, prepayment risk and call risk posed by specific securities considered for investment. The Adviser may sell securities when it believes that expected after-tax risk-adjusted return is low compared to other investment opportunities.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial

                                    [GRAPH]

MUNICIPAL PORTFOLIO
Commenced operations on October 1, 1992

1993     14.31%
1994     -6.30%
1995     19.98%
1996      5.60%
1997      8.68%
1998      5.82%
1999     -1.00%
2000     11.18%

HIGH QUARTER    3/31/95      8.94%
LOW QUARTER     3/31/94     -7.34%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                 Municipal  Lehman 5-Year  Lehman 10-Year  Blended Municipal
                 Portfolio Municipal index Municipal index      Index*
----------------------------------------------------------------------------
One Year           11.18        7.71            10.76            9.23
----------------------------------------------------------------------------
Five Years          5.98        4.95             5.93            4.95
----------------------------------------------------------------------------
Since Inception
 10/1/92            6.99        5.44             6.73            6.47
----------------------------------------------------------------------------

*The Blended Municipal Index is an unmanaged index comprised of the Lehman Long Municipal Index from 10/1/92 to 3/31/96 and 50% Lehman 10-Year Municipal Index and 50% Lehman 5-Year Municipal Index thereafter.

The bar chart and table show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Municipal Portfolio (Continued)

health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower rate of interest.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.
32

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Special Purpose Fixed Income Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 fixed
 income
 securities
 ------------
 Average
 weighted
 maturity
 generally
 greater
 than 5
 years
 ------------
 May invest
 over 50% of
 assets in
 mortgage
 securities
 ------------
 Benchmark:
 Salomon
 Broad
 Investment
 Grade Index
 ------------
 Ticker
 Symbol:
 MPSPX
 ------------
 CUSIP No.:
 552-913-725
 ------------
 Portfolio
 Managers
 W. David
 Armstrong,
 Thomas L.
 Bennett and
 Roberto M.
 Sella
Objective
The Special Purpose Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests primarily in a diversified mix of dollar denominated fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to the benchmark. The Portfolio will invest opportunistically in non-dollar denominated securities and high yield securities (commonly referred to as "junk bonds"). The Adviser may use futures, swaps and other types of derivatives in managing the Portfolio.

Process
The Adviser employs a value approach toward fixed income investing. The Adviser's research teams identify relative attractiveness among corporate, mortgage and U.S. Government securities, and also may consider the relative attractiveness of non-dollar denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk and currency valuations. The Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while balancing the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

                                    [GRAPH]

SPECIAL PURPOSE FIXED INCOME PORTFOLIO
Commenced operations on March 31, 1992

1993     14.85%
1994     -5.02%
1995     19.70%
1996      7.41%
1997     10.04%
1998      6.33%
1999      -.21%
2000     10.71%

HIGH QUARTER    6/30/95      5.83%
LOW QUARTER     3/31/94     -2.74%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                   Special Purpose                      Salomon Broad
                                    Fixed Income                       Investment Grade
                                      Portfolio                             Index
---------------------------------------------------------------------------------------
One Year                                10.71                               11.60
---------------------------------------------------------------------------------------
Five Years                               6.79                                6.45
---------------------------------------------------------------------------------------
Since Inception 3/31/92                  8.32                                7.50
---------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Special Purpose Fixed Income Portfolio (Continued)

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Targeted Duration Portfolio (Not Currently Open)


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 fixed
 income
 securities
 ------------
 Average
 duration
 will
 approximate
 the
 benchmark
 (currently
 1.7 years)
 ------------
 At least
 80%
 investment
 grade
 securities
 at time of
 purchase
 ------------
 Up to 20%
 high yield
 securities
 at time of
 purchase
 ------------
 May invest
 over 50% in
 mortgage
 securities
 ------------
 Benchmark:
 Merrill
 Lynch 1-3
 Year
 Government
 Bond Index
 ------------
 Ticker
 Symbol: Not
 Available
 ------------
 CUSIP No.:
 552-913-238
 ------------
 Portfolio
 Managers
 David S.
 Horowitz
 and Scott
 F. Richard
Objective
The Targeted Duration Portfolio seeks above-average total return consistent with reasonable risk.

Approach
The Portfolio seeks value in the fixed income market without significant sensitivity to changes in interest rates. The Portfolio invests primarily in U.S. Government securities, investment grade and high yield corporate bonds (commonly referred to as "junk bonds") and mortgage securities, and, to a limited extent, non-dollar denominated securities, regardless of maturity. The average duration of the Portfolio is similar to that of the Merrill Lynch 1-3 Year Treasury Index, which generally ranges between zero and 3 years. The Adviser uses futures, swaps and other derivatives to manage the Portfolio.

Process
The Adviser employs a value approach toward fixed income investing. The Adviser makes securities and sector decisions based on the anticipated tradeoff between long-run expected return and risk. The Adviser relies upon value measures, including the attractiveness of the extra yield offered by non-Treasury securities, the level of real interest rates, and the steepness of the yield curve, to guide its decision regarding duration management, and country, sector and security selection. Teams of portfolio managers implement strategies based on these types of value measures. Sector teams seek specific bonds within each sector, while a portfolio team seeks to ensure that the aggregate risk exposures to changes in the level of interest rates and yield spreads match the Portfolio's objective. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Investment Summary

Targeted Duration Portfolio (Continued)

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

Performance Information
No performance information is provided because the Targeted Duration Portfolio has not commenced operations.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Balanced Portfolio


 Generally
 45-75% of
 Portfolio
 assets
 invested in
 equities,
 25-55% in
 fixed
 income
 securities
 ------------
 At least
 25% of
 Portfolio
 assets
 invested in
 senior
 fixed
 income
 securities
 ------------
 Up to 25%
 of
 Portfolio
 assets
 invested in
 foreign
 equity and
 foreign
 fixed
 income
 securities
 ------------
 Up to 10%
 of
 Portfolio
 assets
 invested in
 Brady Bonds
 (a type of
 emerging
 market
 fixed
 income
 security)
 ------------
 Equity
 capitalization
 generally
 greater
 than $1
 billion
 ------------
 Average
 weighted
 maturity of
 fixed
 income
 securities
 generally
 greater
 than 5
 years
 ------------
 Benchmark:
 weighted
 blend of
 quarterly
 returns of
 60% S&P 500
 Index and
 40% Salomon
 Broad
 Investment
 Grade Index
 ------------
 Ticker
 Symbol:
 MPBAX
 ------------
 CUSIP No.:
 552-913-675
 ------------
 Portfolio
 Managers
 Thomas L.
 Bennett,
 Gary G.
 Schlarbaum
 and Horacio
 A. Valeiras
Objective
The Balanced Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests in a mix of equity and fixed income securities. The Portfolio normally invests 45-75% of its assets in equity securities and 25-55% of its assets in fixed income securities. The Portfolio may invest up to 25% of its assets in foreign equity and foreign fixed income securities, including emerging market securities. Equity securities generally will be common stocks issued by larger corporations. The Portfolio's investments generally will include mortgage securities and high yield securities (commonly referred to as "junk bonds"). The Adviser uses futures, swaps and other derivatives in managing the Portfolio.

Process
The Adviser determines the Portfolio's equity and fixed income investment strategies separately and then determines the mix of those strategies that will maximize the return available from both the stock and bond markets, based on proprietary valuation disciplines and analysis. The Adviser evaluates international economic developments in determining the amount to invest in foreign securities. The Adviser also measures various types of risk, focusing on the level of real interest rates and credit risk. In determining whether securities should be sold, the Adviser considers factors such as deteriorating earnings, cash flow and other fundamentals, as well as high valuations relative to the Portfolio's investment universe.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of equity securities rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will

                                    [GRAPH]

BALANCED PORTFOLIO
Commenced operations on December 31, 1992

1993     10.37%
1994     -1.93%
1995     27.34%
1996     15.37%
1997     19.61%
1998     15.40%
1999     16.29%
2000      -.72%

HIGH QUARTER      12/31/98     12.06%
LOW QUARTER        9/30/98     -6.73%


Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                                           Salomon Broad        60/40
                             Balanced        S&P 500        Investment         Blended
                             Portfolio        Index         Grade Index        Index*
--------------------------------------------------------------------------------------
One Year                        -.72          -9.12            11.60            -1.11
--------------------------------------------------------------------------------------
Five Years                     12.95          18.32             6.45            13.83
--------------------------------------------------------------------------------------
Since Inception 12/31/92       12.33          17.20             7.09            13.31
--------------------------------------------------------------------------------------

*The 60/40 Blended Index is an unmanaged index comprised of 60% S&P 500 Index and 40% Salomon Broad Investment Grade Index.

The bar chart and table show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Balanced Portfolio (Continued)

rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. A substantial portion of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These risks are greater in emerging market countries.

At various times, equity securities may perform better or worse than fixed income securities. There is a risk that the Portfolio could invest too much or too little in an asset class, which could adversely affect the Portfolio's overall performance.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Multi-Asset-Class Portfolio


 Generally
 at least
 65% of
 Portfolio
 assets
 invested in
 issuers
 located in
 at least 3
 countries,
 including
 the U.S.
 ------------
 Equity
 capitalization
 generally
 greater
 than $1
 billion
 ------------
 Average
 weighted
 maturity of
 fixed
 income
 securities
 generally
 greater
 than 5
 years
 ------------
 Benchmark:
 a weighted
 blend of
 quarterly
 returns of
 50% S&P 500
 Index; 24%
 Salomon
 Broad
 Investment
 Grade
 Index; 14%
 MSCI EAFE
 Index; 6%
 Salomon
 World
 Government
 Bond
 Ex-U.S. Index;
 and 6% CS
 First
 Boston
 Global High
 Yield Index
 ------------
 Ticker
 Symbol:
 MPGBX
 ------------
 CUSIP No.:
 552-913-634
 ------------
 Portfolio
 Managers
 Thomas L.
 Bennett,
 Barton M.
 Biggs,
 J. David
 Germany,
 Gary G.
 Schlarbaum
 and Horacio
 A. Valeiras
Objective
The Multi-Asset-Class Portfolio seeks above-average total return over a market cycle of three to five years.

Approach
The Portfolio invests in equity securities and fixed income securities of U.S. and foreign issuers in accordance with the Adviser's target allocation among certain classes. These securities may include, to a limited extent, emerging market securities. The Portfolio's equity securities generally will be common stocks issued by large corporations. The Portfolio's investments generally will include mortgage securities and high yield securities (commonly referred to as "junk bonds"). The Portfolio seeks to invest in a combination of asset classes that do not move in tandem with each other, in order to improve potential return and control the Portfolio's overall risks. The Portfolio's neutral position is generally 50% domestic equity securities, 24% domestic fixed income securities, 14% foreign equity securities, 6% foreign fixed income securities and 6% high yield securities. The Adviser uses futures, swaps and other derivatives in managing the Portfolio.

Process
The Adviser makes strategic judgments based on proprietary measures used to compare the relative risks and returns of stock and bond markets around the world. The Adviser's asset allocation team sets the target exposures for domestic and international equity and fixed income securities, high yield securities and cash, depending on the Adviser's appraisal of the relative attractiveness of each type of investment. The Adviser also measures various types of risk, focusing on the level of real interest rates and credit risk. In determining whether securities should be sold, the Adviser considers factors such as deteriorating earnings, cash flows and other fundamentals, as well as high valuations relative to the Portfolio's investment opportunities.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of equity securities rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making

                                    [GRAPH]

MULTI-ASSET-CLASS PORTFOLIO
Commenced operations on July 29, 1994

1995     24.62%
1996     15.93%
1997     17.48%
1998     13.87%
1999     16.84%
2000     -8.43%

HIGH QUARTER     12/31/98     12.82%
LOW QUARTER       9/30/98     -8.64%



Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                         Multi-Asset-         Salomon Broad
                            Class     S&P 500  Investment   MSCI EAFE Blended
                          Portfolio    Index   Grade Index    Index   Index*
-----------------------------------------------------------------------------
One Year                    -8.43      -9.12      11.60      -14.17    -4.43
-----------------------------------------------------------------------------
Five Years                  10.66      18.32       6.45        7.13    12.33
-----------------------------------------------------------------------------
Since Inception 7/29/94     11.73      20.08       7.64        6.95    13.66
-----------------------------------------------------------------------------

*The Blended Index is an unmanaged index comprised of 50% S&P 500 Index, 24% Salomon Broad Investment Grade Index, 14% MSCI EAFE Index, 6% Salomon World Government Bond Ex-U.S. Index and 6% CS First Boston Global High Yield Index.

The bar chart and table show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Summary
[LOGO OF MORGAN STANLEY DEAN WITTER]

Multi-Asset-Class Portfolio (Continued)

them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. A substantial portion of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These risks are greater in emerging market countries.

At various times, some asset classes will perform better or worse than others. There is a risk that the Portfolio could invest too much or too little in particular asset classes, which could adversely affect the Portfolio's overall performance.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Fees and Expenses of the
[LOGO OF MORGAN STANLEY DEAN WITTER]         Portfolios

Fees and Expenses of the Portfolios


The Securities and Exchange Commission (the "Commission") requires all funds to disclose in the table to the right the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

------------------------------------------------------------------------------
                                                                 Total Annual
                               Management Distribution  Other   Fund Operating
                                  Fees    (12b-1) Fees Expenses    Expenses
------------------------------------------------------------------------------
Equity Portfolio                  .50%        None       .11%        .61%
------------------------------------------------------------------------------
Mid Cap Growth Portfolio          .50%        None       .12%        .62%
------------------------------------------------------------------------------
Mid Cap Growth II Portfolio       .75%        None       .25%*      1.00%**
------------------------------------------------------------------------------
Mid Cap Value Portfolio           .75%        None       .12%        .87%
------------------------------------------------------------------------------
Small Cap Growth Portfolio       1.00%        None       .14%       1.14%**
------------------------------------------------------------------------------
Small Cap Value Portfolio         .75%        None       .11%        .86%
------------------------------------------------------------------------------
Strategic Small Value
 Portfolio                       1.00%        None      1.10%*      2.10%**
------------------------------------------------------------------------------
Value Portfolio                   .50%        None       .11%        .61%
------------------------------------------------------------------------------
Cash Reserves Portfolio           .25%        None       .17%        .42%**
------------------------------------------------------------------------------
Domestic Fixed Income
 Portfolio                       .375%        None       .14%        .52%**
------------------------------------------------------------------------------
Fixed Income Portfolio           .375%        None       .10%        .48%
------------------------------------------------------------------------------
Fixed Income II Portfolio        .375%        None       .11%        .49%
------------------------------------------------------------------------------
Global Fixed Income Portfolio    .375%        None       .24%        .62%
------------------------------------------------------------------------------
High Yield Portfolio              .45%        None       .11%        .56%
------------------------------------------------------------------------------
Intermediate Duration
 Portfolio                       .375%        None       .16%        .54%
------------------------------------------------------------------------------
International Fixed Income
 Portfolio                       .375%        None       .18%        .56%
------------------------------------------------------------------------------
Limited Duration Portfolio        .30%        None       .12%        .42%
------------------------------------------------------------------------------
Multi-Market Fixed Income
 Portfolio                        .45%        None       .13%        .58%**
------------------------------------------------------------------------------
Municipal Portfolio              .375%        None       .14%        .52%**
------------------------------------------------------------------------------
Special Purpose Fixed Income
 Portfolio                       .375%        None       .11%        .49%
------------------------------------------------------------------------------
Targeted Duration Portfolio      .375%        None       .19%*       .57%**
------------------------------------------------------------------------------
Balanced Portfolio                .45%        None       .13%        .58%
------------------------------------------------------------------------------
Multi-Asset-Class Portfolio       .65%        None       .16%        .81%**
------------------------------------------------------------------------------

 Total Annual Fund Operating Expenses reflected in the table above may be higher than the expenses actually deducted from portfolio assets because of the effect of expense offset arrangements and/or voluntary waivers.
 * Other Expenses are based on estimated amounts for the current year.
** The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolios so that total expenses will not exceed the rates shown in the table below. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

--------------------------------------------------------------------------
                                      Total Annual Fund Operating Expenses
                                      After Morgan Stanley Investments LP
                                         Waiver/Reimbursement & Offsets
--------------------------------------------------------------------------
Mid Cap Growth II Portfolio                           .90%
--------------------------------------------------------------------------
Small Cap Growth Portfolio                           1.15%
--------------------------------------------------------------------------
Strategic Small Value Portfolio                      1.15%
--------------------------------------------------------------------------
Cash Reserves Portfolio                               .32%
--------------------------------------------------------------------------
Domestic Fixed Income Portfolio                       .50%
--------------------------------------------------------------------------
Multi-Market Fixed Income Portfolio                   .58%
--------------------------------------------------------------------------
Municipal Portfolio                                   .50%
--------------------------------------------------------------------------
Targeted Duration Portfolio                           .45%
--------------------------------------------------------------------------
Multi-Asset-Class Portfolio                           .78%
--------------------------------------------------------------------------

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Fees and Expenses of the
[LOGO OF MORGAN STANLEY DEAN WITTER]         Portfolios

Fees and Expenses of the Portfolios


The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. For Portfolios that have been in operation for 6 months or less, the example is limited to 3 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example
This example is intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds.

-----------------------------------------------------------------------
                                        1 Year 3 Years 5 Years 10 Years
-----------------------------------------------------------------------
Equity Portfolio                         $ 62   $195    $340    $  762
-----------------------------------------------------------------------
Mid Cap Growth Portfolio                 $ 63   $199    $346    $  774
-----------------------------------------------------------------------
Mid Cap Growth II Portfolio              $102   $318    $ -     $   -
-----------------------------------------------------------------------
Mid Cap Value Portfolio                  $ 89   $278    $482    $1,073
-----------------------------------------------------------------------
Small Cap Growth Portfolio               $116   $362    $628    $1,386
-----------------------------------------------------------------------
Small Cap Value Portfolio                $ 88   $274    $477    $1,061
-----------------------------------------------------------------------
Strategic Small Value Portfolio          $213   $658    $ -     $   -
-----------------------------------------------------------------------
Value Portfolio                          $ 62   $195    $340    $  762
-----------------------------------------------------------------------
Cash Reserves Portfolio                  $ 43   $135    $235    $  530
-----------------------------------------------------------------------
Domestic Fixed Income Portfolio          $ 53   $167    $291    $  653
-----------------------------------------------------------------------
Fixed Income Portfolio                   $ 49   $154    $269    $  604
-----------------------------------------------------------------------
Fixed Income II Portfolio                $ 50   $157    $274    $  616
-----------------------------------------------------------------------
Global Fixed Income Portfolio            $ 63   $199    $346    $  774
-----------------------------------------------------------------------
High Yield Portfolio                     $ 57   $179    $313    $  701
-----------------------------------------------------------------------
Intermediate Duration Portfolio          $ 55   $173    $302    $  677
-----------------------------------------------------------------------
International Fixed Income Portfolio     $ 57   $179    $313    $  701
-----------------------------------------------------------------------
Limited Duration Portfolio               $ 43   $135    $235    $  530
-----------------------------------------------------------------------
Multi-Market Fixed Income Portfolio      $ 59   $186    $324    $  726
-----------------------------------------------------------------------
Municipal Portfolio                      $ 53   $167    $291    $  653
-----------------------------------------------------------------------
Special Purpose Fixed Income Portfolio   $ 50   $157    $274    $  616
-----------------------------------------------------------------------
Targeted Duration Portfolio              $ 58   $183    $ -     $   -
-----------------------------------------------------------------------
Balanced Portfolio                       $ 59   $186    $324    $  726
-----------------------------------------------------------------------
Multi-Asset-Class Portfolio              $ 83   $259    $450    $1,002
-----------------------------------------------------------------------

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Strategies and Related
                                             Risks
[LOGO OF MORGAN STANLEY DEAN WITTER]

Investment Strategies and Related Risks

This section discusses in greater detail the Portfolios' principal investment strategies and the other types of investments that the Portfolios may make. Please read this section in conjunction with the earlier summaries.

Equity Securities
Equity securities include common stock, preferred stock, convertible securities, ADRs, rights, warrants and shares of investment companies. The Portfolios may invest in equity securities that are publicly traded on securities exchanges or over-the-counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. Each Portfolio may purchase shares of other investment companies subject to limits imposed by the 1940 Act and any other applicable law.

Smaller companies carry greater risk than larger companies. The securities issued by smaller companies may be less liquid. In addition, smaller companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

ADRs are U.S.- dollar denominated securities that represent claims to shares of foreign stocks. The Portfolios treat ADRs as U.S. securities for purposes of foreign investment limitations.

Growth stocks generally have higher growth rates, betas, and price/earnings ratios, and lower yields than the stock market in general as measured by an appropriate stock market index. Value stocks are stocks that are deemed by the Adviser to be undervalued relative to the stock market in general. The Adviser makes value decisions guided by the appropriate market index, based on value characteristics such as price/earnings and price/book ratios. Value stocks generally are dividend paying common stocks. However, non-dividend paying stocks also may be selected for their value characteristics.

IPOs--Equity Portfolios of the Fund may purchase shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition. A Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time. The purchase of shares issued in IPOs may have a greater impact upon the Portfolio's total returns during any period that the Portfolio has small asset base. As the Portfolio's assets grow, any impact of IPO investments on the Portfolio's total return may decline.

Fixed Income Securities
Fixed income securities are securities that pay a fixed rate of interest until a stated maturity date. Fixed income securities include U.S. Government securities, securities issued by federal or federally sponsored agencies ("agencies"), corporate bonds and notes, asset-backed securities, mortgage securities, high yield securities, municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

These securities are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger price changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers.

Adjustable rate securities pay a floating or variable rate of interest. The interest rates on

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Strategies and Related
[LOGO OF MORGAN STANLEY DEAN WITTER]         Risks


these securities will vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Some obligations carry a demand feature permitting the holder to tender them back to the issuer or to a third party at par value before maturity. Fixed income securities include inverse floaters, which are designed to respond in a targeted fashion to changes in interest rates.

Fixed income securities may be called (redeemed by the issuer) prior to final maturity. If a callable security is called, a Portfolio may have to reinvest the proceeds at a lower rate of interest.

Duration--The average duration of a portfolio of fixed income securities represents its exposure to changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates than a portfolio with a higher average duration.

High Yield Securities--Fixed Income securities that are not investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities.

Mortgage Securities--These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. Mortgage securities are subject to prepayment risk--the risk that, as interest rates fall, borrowers will refinance their mortgages and "prepay" principal. A portfolio holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance, resulting in lower prepayments. This can effectively extend the maturity of a Portfolio's mortgage securities, resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.

Eurobonds--Eurobonds may include bonds issued and denominated in euros (the currency unit implemented on January 1, 1999 by the countries participating in the European Monetary Union). Eurobonds may be issued by government and corporate issuers in Europe. As a result, Eurobonds carry the foreign investment risk and currency risk discussed below.

Brady Bonds--Brady Bonds are debt obligations created as part of the restructuring of commercial bank loans to entities in emerging market countries. Brady Bonds may be collateralized or not, and may be issued in various currencies (most are U.S.-dollar denominated).

Yankee Bonds--Yankee bonds are U.S.-dollar denominated debt obligations issued by foreign governments and corporations and sold in the United States. They are considered U.S. securities for purposes of Portfolio investments, except for the Domestic Fixed Income Portfolio.

Foreign Securities
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Strategies and Related
                                             Risks
[LOGO OF MORGAN STANLEY DEAN WITTER]


could affect an investing portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency--Foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since investing portfolios must convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the portfolios' assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Emerging Market Securities--Investing in emerging market securities enhances the risks of foreign investing. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, the market may be dominated by a few issuers or sectors. Investment funds and structured investments are mechanisms for U.S. and other investors to invest in certain emerging markets that have laws precluding or limiting direct investments by foreign investors.

Derivatives and Other Investments
Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivatives sometimes offer the most economical way of pursuing an investment strategy, limiting risks or enhancing returns, although there is no guarantee of success. Hedging strategies or instruments may not be available or practical in all circumstances. Derivative instruments may be publicly traded or privately negotiated. Derivatives used by the Adviser include futures contracts, options contracts, forward contracts, swaps, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), and structured notes.

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolios may use futures contracts to gain exposure to an entire market (e.g., stock index futures) or to control their exposure to changing foreign currency exchange rates. Portfolios investing in fixed income securities may use futures to control their exposure to changes in interest rates and to manage the overall maturity and duration of their securities holdings.

If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If a Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price. The Portfolios may enter into swap transactions which are contracts in which a Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, securities indices or commodity indices. Swaps may be used to gain exposure to a market without directly investing in securities traded in that market.

Payments may be based on currencies, interest rates, securities indices or commodity indices. Swaps may be used to manage the

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Strategies and Related
[LOGO OF MORGAN STANLEY DEAN WITTER]         Risks

maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market. Structured investments are units representing an interest in assets held in a trust that is not an investment company as defined in the 1940 Act. The trust may pay a return based on the income it receives from those assets, or it may pay a return based on a specified index.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities (SMBS) are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs").

A Portfolio may enter into public or private over-the-counter derivatives transactions with counterparties that meet the Fund's requirements for credit quality and collateral. A Portfolio will not use derivatives to increase its level of risk above the level that could be achieved using only traditional investment securities. A Portfolio will not use derivatives as an indirect way of investing in assets that it cannot, as a matter of policy, invest in directly.

The amount that a Portfolio may invest in futures and options depends on the type of portfolio. The limitations are as follows:

Any Fixed Income Portfolio (except the Cash Reserves Portfolio) may enter into futures contracts and options on futures contracts for bona fide hedging purposes to an unlimited extent. It also can enter into futures contracts and options thereon for other purposes, provided that no more than 5% of the Portfolio's total assets at the time of the transaction are required as margin and option premiums to secure the Portfolio's obligations under such contracts.

Any Equity Portfolio or Balanced Portfolio may enter into futures contracts subject to the limitation that it cannot incur obligations to purchase securities under futures and options contracts in excess of 50% of the Portfolio's total assets. It also is subject to the limit that no more than 5% of the Portfolio's total assets at the time of the transaction may be required as margin and option premiums to secure the Portfolio's obligations under future contracts and options thereon entered into for purposes other than bona fide hedging.

Each Portfolio (except the Cash Reserves Portfolio) may invest in certain derivatives, such as forwards, futures, options and mortgage derivatives as well as when-issued securities that require a Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. This can cause a Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. A Portfolio in that position could be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.

Risks of Derivatives--The primary risks of derivatives are: (i) changes in the market value of securities held or to be acquired by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) magnification of losses incurred due to changes in the market value of the securities to which they relate.

Hedging the Portfolio's currency risks involves the risks of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Mortgage derivatives are subject to the risks of price movements in response to changing

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Investment Strategies and Related
[LOGO OF MORGAN STANLEY DEAN WITTER]         Risks


interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than those experienced by mortgage securities generally, depending on whether the payments are predominantly based on the principal or interest paid on the underlying mortgages. In addition, the yield to maturity of IOs and POs is extremely sensitive to prepayment levels. As a result, a high rate of prepayments can have a material effect on a Portfolio's yield to maturity and could cause a Portfolio to suffer losses.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in fixed income securities for temporary defensive purposes, as described in the Statement of Additional Information. If the Adviser incorrectly predicts the effects of these changes, the defensive investments may adversely affect the Portfolio's performance.

Portfolio Turnover
Consistent with their investment policies, the Portfolios will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. Nonetheless, short-term trading activities that result in high turnover rates are not incompatible with a stated objective of long-term capital growth or other long-term goals, and can lead to gains that may increase share value.

Non-Diversification of Investments
A Portfolio of investments in a small number of issuers or industries or in securities denominated in only a few foreign currencies increases risk. A non-diversified Portfolio may invest a greater percentage of its assets in the securities of a single issuer than a diversified Portfolio. Portfolios that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit, currency or other risks.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Purchasing Shares
[LOGO OF MORGAN STANLEY DEAN WITTER]

Purchasing Shares


Institutional Class Shares are available to clients of the Adviser with combined investments of $5,000,000 and corporations or other institutions such as trusts and foundations.

Institutional Class Shares of the Portfolios may be purchased directly from Morgan Stanley Institutional Fund Trust or through a financial intermediary. Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Institutional Class Shares through a financial intermediary, please consult your intermediary for purchase instructions.

Institutional Class Shares of each Portfolio, except for the Cash Reserves Portfolio, may be purchased at the net asset value per share (NAV) next determined after we receive your purchase order. Institutional Class Shares of the Cash Reserves Portfolio may be purchased at the NAV next determined after we receive your purchase order and the Fund's Custodian Bank, J.P. Morgan Chase & Co. ("Chase") receives monies credited by a Federal Reserve Bank ("Federal Funds").

Initial Purchase by Mail--You may open an account, subject to acceptance by Morgan Stanley Institutional Fund Trust, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company ("J.P. Morgan") which you can obtain by calling J.P. Morgan at 1-800-548-7786 and mailing it to J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108 together with a check payable to Morgan Stanley Institutional Fund Trust.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

Initial Purchase by Wire--You may purchase Institutional Class Shares of each Portfolio by wiring Federal Funds to Chase. You should forward a completed Account Registration Form to J.P. Morgan in advance of the wire. For all Portfolios, except the Cash Reserves Portfolio, notification must be given to J.P. Morgan at 1-800-548-7786 prior to the determination of NAV. See the section below entitled "Valuation of Shares." (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds wire in a specified amount to Chase using the following wire instructions:

  J.P. Morgan Chase & Co.
  1 Chase Manhattan Plaza
  New York, NY 10081
  ABA #021000021
  DDA #910-2-734143
  Attn: Morgan Stanley Institutional Fund Trust Subscription Account
  Ref: (Portfolio Name, Account Number, Account Name)

You can also make purchases in the Cash Reserves Portfolio by Federal Funds wire to Chase. If we receive notification of your order prior to 12:00 noon (Eastern Time) and Chase receives the funds the same day, then your purchase will become effective and begin to earn income on that day. If we receive notification of your order after 12:00 noon (Eastern Time), then your purchase will be effective on the next business day.

Additional Investments--You may make additional investments of Institutional Class Shares (minimum additional investment $1,000) at the NAV next determined after the request is received in good order, by mailing a check (payable to Morgan Stanley Institutional Fund Trust) to J.P. Morgan at the address noted under Initial Purchase by Mail or by wiring Federal Funds to Chase as outlined above. For all Portfolios, except the Cash Reserves Portfolio, notification must be given to J.P. Morgan at 1-800-548-7786 prior to the determination of NAV. For the Cash Reserves Portfolio, J.P. Morgan must receive notification of your Federal Funds wire by 12:00 noon (Eastern Time). We normally credit purchases made by check in the Cash Reserves Portfolio at the NAV determined two business days after we receive the check.
48

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Purchasing Shares
[LOGO OF MORGAN STANLEY DEAN WITTER]


Redeeming Shares


Other Purchase Information--We may suspend the offering of shares, or any class of shares, of any Portfolio or reject any purchase orders when we think it is in the best interest of the Fund. We may waive the minimum initial and additional investment amounts in certain cases.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. Certificates for shares will not be issued unless you request them in writing. Certificates for fractional shares, however, will not be issued.
You may redeem shares of each Portfolio by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Each Portfolio will redeem shares at the NAV next determined after the request is received in good order.

By Mail--Requests should be addressed to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Investments LP, One Tower Bridge, West Conshohocken, PA 19428-0868.

To be in good order, redemption requests must include the following documentation:

(a) The share certificates, if issued;

(b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(c) Any required signature guarantees. Signature guarantees are required for
(1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, and (2) share transfer requests. Please contact Client Services for further details; and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone--If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling J.P. Morgan at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem shares by telephone if you hold share certificates for those shares.

By Facsimile--Written requests in good order for redemptions, exchanges and transfers may be forwarded to the Fund via facsimile at (617) 557-8697. If you make a request via facsimile, you must call Shareholder Services at 1-800-548-7786 to ensure that the Fund properly received your instructions.

We will ordinarily pay redemption proceeds within three business days after receipt of your request. We may suspend the right of redemption or postpone the payment of redemption proceeds at times when the New York Stock Exchange ("NYSE") is closed, the Fund is closed or under other circumstances in accordance with interpretations or orders of the U.S. Securities and Exchange Commission.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you partly or entirely by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             General Shareholder Information
[LOGO OF MORGAN STANLEY DEAN WITTER]

General Shareholder Information

Valuation of Shares
We determine the NAV of the following Portfolios at the following times on each day the Portfolio(s) is open for business:

 . Equity Portfolios as of the close of the NYSE (normally 4:00 p.m. Eastern
  Time).

 . Fixed Income Portfolios as of one hour after the close of the bond markets
  (normally 4:00 p.m. Eastern Time).

 . Balanced Portfolios as of the later of the close of the NYSE or one hour after the close of the bond markets (normally 4:00 p.m. Eastern Time).

 . Cash Reserves Portfolio as of 12:00 noon (Eastern Time).

Each Portfolio values its securities at market value, except the Cash Reserves Portfolio, which values its securities using amortized cost valuation. When no quotations are readily available for securities or when the value of securities has been materially affected by events occurring after the close of the market, we will determine the value for those securities in good faith at fair value using methods approved by the Board of Trustees.

The Fund is closed for business on weekends and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the Cash Reserves Portfolio is closed on Columbus Day and Veterans Day. The value of portfolio securities may change on a day when you cannot purchase or redeem shares if a Portfolio invests in foreign securities that trade on days when the Fund is closed.

Exchange Privilege--You may exchange each Portfolio's Institutional Class Shares for Institutional Class Shares of other available portfolios of the Fund or for Class A shares of available portfolios of Morgan Stanley Institutional Fund, Inc. based on their respective NAVs. We charge no fee for exchanges. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your financial intermediary. If you purchased Portfolio shares through a financial intermediary, certain portfolios may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your financial intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919. Exchange requests can also be made by calling 1-800-548-7786.

When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases.

Frequent trading by shareholders can disrupt management of a Portfolio and raise its expenses. Therefore, we may not accept any request for an exchange when we think the exchange privilege is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Taxes--Income dividends you receive (except from the Municipal Portfolio) will be taxable as ordinary income, whether you receive them in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations. Capital gain distributions may be taxable at different rates depending on the length of time the Fund holds its assets.

The Municipal Portfolio intends to pay "exempt-interest" dividends which are excluded from your gross income for federal income tax purposes. When you receive exempt-interest dividends they may be subject to state and local taxes, although some states allow you to exclude that portion of a portfolio's tax-exempt income which is accountable to municipal securities issued within your state of residence.

Investment income received by the Portfolios from sources within foreign countries may be subject to foreign income taxes. The Portfolios may be able to pass through to you for foreign tax credit purposes the amount of foreign income taxes that they paid.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             General Shareholder Information
[LOGO OF MORGAN STANLEY DEAN WITTER]


Distributions paid in January but declared by a Portfolio in October, November or December of the previous year are taxable to you in the previous year.

Exchanges and redemptions of shares in a Portfolio are taxable events.

Dividends and Distributions--The Portfolios normally distribute substantially all of their net investment income to shareholders as follows:

--------------------------------------------------------------------------------

 Portfolio                           Monthly               Quarterly               Annually
-------------------------------------------------------------------------------------------
Equity                                                          X
-------------------------------------------------------------------------------------------
Mid Cap Growth                                                                         X
-------------------------------------------------------------------------------------------
Mid Cap Growth II                                                                      X
-------------------------------------------------------------------------------------------
Mid Cap Value                                                                          X
-------------------------------------------------------------------------------------------
Small Cap Growth                                                                       X
-------------------------------------------------------------------------------------------
Small Cap Value                                                                        X
-------------------------------------------------------------------------------------------
Strategic Small Value                                                                  X
-------------------------------------------------------------------------------------------
Value                                                           X
-------------------------------------------------------------------------------------------
Cash Reserves                            X
-------------------------------------------------------------------------------------------
Domestic Fixed Income                                           X
-------------------------------------------------------------------------------------------
Fixed Income                                                    X
-------------------------------------------------------------------------------------------
Fixed Income II                                                 X
-------------------------------------------------------------------------------------------
Global Fixed Income                                             X
-------------------------------------------------------------------------------------------
High Yield                                                      X
-------------------------------------------------------------------------------------------
Intermediate Duration                    X
-------------------------------------------------------------------------------------------
International Fixed Income                                      X
-------------------------------------------------------------------------------------------
Limited Duration                         X
-------------------------------------------------------------------------------------------
Multi-Market Fixed Income                                       X
-------------------------------------------------------------------------------------------
Municipal                                X
-------------------------------------------------------------------------------------------
Special Purpose Fixed Income                                    X
-------------------------------------------------------------------------------------------
Targeted Duration                        X
-------------------------------------------------------------------------------------------
Balanced                                                        X
-------------------------------------------------------------------------------------------
Multi-Asset-Class                                               X
-------------------------------------------------------------------------------------------

If any net gains are realized from the sale of underlying securities, the Portfolios normally distribute the gains with the last distributions for the calendar year. All dividends and distributions are automatically paid in additional shares of the Portfolio unless you elect otherwise. If you want to change how your dividends are paid you must notify Morgan Stanley Institutional Fund Trust in writing.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Fund Management
[LOGO OF MORGAN STANLEY DEAN WITTER]

Fund Management

Adviser--The Investment Adviser to the Fund, Morgan Stanley Investments LP ("MSI" or the "Adviser") (formerly "Miller Andersen & Sherrerd LP"), is a Pennsylvania limited liability partnership founded in 1969. The Adviser is wholly-owned by subsidiaries of Morgan Stanley Dean Witter & Co., and is an investment advisory affiliate of Morgan Stanley Investment Management Inc. ("MSIM"). The Adviser is located at One Tower Bridge, West Conshohocken, PA 19428-0868. The Adviser provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 2000, MSI, together with its affiliated institutional asset management companies, had in excess of $171.6 billion in assets under management.

The Adviser makes investment decisions for the Fund's Portfolios and places each Portfolio's purchase and sales orders. Each Portfolio, in turn, pays the Adviser an annual advisory fee calculated by applying a quarterly rate. The table on the following page shows the Adviser's annual contractual and actual rates of compensation for the Fund's 2000 fiscal year.

Sub Adviser--Morgan Stanley Investment Advisors Inc. ("MSIA") serves as Sub-Adviser to the Cash Reserves Portfolio. As Sub-Adviser, MSIA makes day-to-day investment decisions for the Cash Reserves Portfolio and places the Portfolio's purchase and sales orders. The Adviser pays MSIA 40% of the fee the Adviser receives from the Cash Reserves Portfolio as compensation for its sub-advisory services. MSIA, located at 1221 Avenue of the Americas, New York, New York 10020, is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. MSIA develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors. MSIA and its wholly-owned subsidiary, Morgan Stanley Services Company Inc., serve in various investment advisory and administrative capacities to 100 investment companies and other portfolios with net assets under management of approximately $145 billion as of December 31, 2000.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Fund Management
[LOGO OF MORGAN STANLEY DEAN WITTER]


--------------------------------------------------------------------------------

                                                         FY 2000
                                     Contractual         Actual
                                  Compensation Rate Compensation Rate
---------------------------------------------------------------------
Equity Portfolio                         .50%              .50%
---------------------------------------------------------------------
Mid Cap Growth Portfolio                 .50%              .50%
---------------------------------------------------------------------
Mid Cap Growth II Portfolio*             .75%                -
---------------------------------------------------------------------
Mid Cap Value Portfolio                  .75%              .75%
---------------------------------------------------------------------
Small Cap Growth Portfolio*             1.00%             1.00%
---------------------------------------------------------------------
Small Cap Value Portfolio                .75%              .75%
---------------------------------------------------------------------
Strategic Small Value Portfolio*        1.00%                -
---------------------------------------------------------------------
Value Portfolio                          .50%              .50%
---------------------------------------------------------------------
Cash Reserves Portfolio*                 .25%             .197%
---------------------------------------------------------------------
Domestic Fixed Income Portfolio*        .375%             .363%
---------------------------------------------------------------------
Fixed Income Portfolio                  .375%             .375%
---------------------------------------------------------------------
Fixed Income II Portfolio               .375%             .375%
---------------------------------------------------------------------
Global Fixed Income Portfolio           .375%             .375%
---------------------------------------------------------------------
High Yield Portfolio                     .45%              .45%
---------------------------------------------------------------------
Intermediate Duration Portfolio         .375%             .375%
---------------------------------------------------------------------
International Fixed Income
 Portfolio                              .375%             .375%
---------------------------------------------------------------------
Limited Duration Portfolio               .30%              .30%
---------------------------------------------------------------------
Multi-Market Fixed Income
 Portfolio*                              .45%             .447%
---------------------------------------------------------------------
Municipal Portfolio*                    .375%             .365%
---------------------------------------------------------------------
Special Purpose Fixed Income
 Portfolio                              .375%             .375%
---------------------------------------------------------------------
Targeted Duration Portfolio*            .375%                -
---------------------------------------------------------------------
Balanced Portfolio                       .45%              .45%
---------------------------------------------------------------------
Multi-Asset-Class Portfolio*             .65%             .622%
---------------------------------------------------------------------

* The Adviser is voluntarily waiving a portion of its fee and/or reimbursing certain expenses for the Mid Cap Growth II Portfolio, the Small Cap Growth Portfolio, the Strategic Small Value Portfolio, the Cash Reserves Portfolio, the Domestic Fixed Income Portfolio, the Multi-Market Fixed Income Portfolio, the Municipal Portfolio, the Targeted Duration Portfolio and the Multi-Asset-Class Portfolio to keep Total Operating Expenses from exceeding .90%, 1.15%, 1.15%, .32%, .50%, .58%, .50%, .45%, and .78% respectively.
Portfolio Managers
A description of the business experience during the past five years for each of the investment professionals who are primarily responsible for the day-to-day management of the Fund's portfolios is as follows:

Dale R. Albright, Vice President, MSIA, has served as Portfolio Manager/Analyst at MSIA since 1990. He serves as a Portfolio Manager for MSIA's taxable money market funds. He joined the management team for the Cash Reserves Portfolio in 1999.

Arden C. Armstrong, Managing Director, MSIM and MSIA, joined MSI in 1986. She joined the management team for the Mid Cap Growth Portfolio in 1990, the Equity Portfolio in 1994, the Small Cap Growth Portfolio in 1998 and the Mid Cap Growth II Portfolio in 2000.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Fund Management
[LOGO OF MORGAN STANLEY DEAN WITTER]



W. David Armstrong, Managing Director, MSIM and MSIA, joined MSIM as a Portfolio Manager in 1998. He served as a Senior Vice President and Manager of U.S. proprietary trading at Lehman Brothers from 1995-1997. He joined the management team for the Fixed Income and Special Purpose Fixed Income Portfolios in 2000 and the Domestic Fixed Income Portfolio in 2001.

Richard M. Behler, Executive Director, MSIM, joined MSI in 1995. He served as a Portfolio Manager from 1992 through 1995 for Moore Capital Management. He joined the management team for the Value Portfolio in 1996.

Thomas L. Bennett, Managing Director, MSIM and MSIA, joined MSI in 1984. He joined the management team for the Fixed Income Portfolio in 1984, the Fixed Income II Portfolio in 1990, the Special Purpose Fixed Income and Balanced Portfolios in 1992, the Multi-Asset-Class Portfolio in 1994 and the Multi-Market Fixed Income Portfolio in 1997.

Barton M. Biggs, Managing Director, MSIM since 1975, Chairman of Morgan Stanley Investment Management Inc. since 1980 and a director of Morgan Stanley Group, Inc. He is also a Managing Director of MSIA and a director and chairman of various registered investment companies to which Morgan Stanley Investment Management Inc. and certain of its affiliates provide investment advisory services. He joined the management team for the Multi-Asset-Class Portfolio in 1999.

David P. Chu, Executive Director, MSIM, joined MSI in 1998. He served as Senior Equity Analyst from 1992 to 1997 and as Co-Portfolio Manager in 1997 for NationsBank and its subsidiary, TradeStreet Investment Associates. He joined the management team for the Mid Cap Growth and Small Cap Growth Portfolios in 1998 and the Mid Cap Growth II Portfolio in 2000.

Steven B. Chulik, Vice President, MSIM, joined MSI in 1997. He served as a Quantitative Hedge Fund Analyst at IBJ Schroder Bank and Trust from 1994 to 1995. He attended the Wharton School of the University of Pennsylvania from 1995 to 1997 and received his MBA in 1997. He served as an Equity Analyst at MSI from 1997 to 1999. He joined the management team for the Mid Cap Growth and Small Cap Growth Portfolios in 1999 and the Mid Cap Growth II Portfolio in 2000.

Bradley S. Daniels, Executive Director, MSIM, joined MSI in 1985. He joined the management team for the Small Cap Value Portfolio in 1986 and the Mid Cap Value Portfolio in 1994.

Michael J. Davey, Vice President, MSIA, has served as a Portfolio
Manager/Analyst at MSIA since 1994. He serves as a Portfolio Manager for MSDW Advisor's taxable money market funds. He joined the management team for the Cash Reserves Portfolio in 2001.

Steven Epstein, Executive Director, MSIM, joined MSI as a Financial Analyst in 1996. He attended the Wharton School, University of Pennsylvania, from 1994-1996, receiving an MBA. He joined the management team for the Equity Portfolio in 2000 and the Value Portfolio in 2001.

Stephen F. Esser, Managing Director, MSIM and MSIA, joined MSI in 1988. He joined the management team for the High Yield Portfolio in 1989 and the Multi-Market Fixed Income Portfolio in 1997.

William B. Gerlach, Managing Director, MSIM, joined MSI in 1991. He served as a Research Associate from 1991 to 1996 and has served as an Equity Portfolio Manager since 1996. He joined the management team for the Small Cap Value and Mid Cap Value Portfolios in 1996.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Fund Management
[LOGO OF MORGAN STANLEY DEAN WITTER]



J. David Germany, Managing Director, MSIM, joined MSI in 1991. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1993, the Multi-Asset-Class Portfolio in 1994 and the Multi-Market Fixed Income Portfolio in 1997.

David S. Horowitz, Vice President, MSIM and MSIA, joined MSI as an analyst in 1995. He received a B.S. (Magna Cum Laude) from the Wharton School, University of Pennsylvania and a B.S.E. in Computer Science Engineering from the University of Pennsylvania in 1996. He served as a Director of the Investments Committee for the University of Pennsylvania Student's Federal Credit Union from 1993-1996. He joined the portfolio management teams for the Limited Duration and Targeted Duration Portfolios in 2000.

James J. Jolinger, Executive Director, MSIM, joined MSI in 1994. He served as an Equity Analyst from 1994 to 1997, and has served as an Equity Portfolio Manager and Director of Research since 1997. He joined the management team for the Equity Portfolio in 1997.

Brian Kramp, Executive Director, MSIM, joined MSI in 1997. He served as Analyst/ Portfolio Manager for Meridian Asset Management and its successor, CoreStates Investment Advisors, from 1985 to 1997. He joined the management team for the Equity Portfolio in 1998 and the Value Portfolio in 2001.

Steven K. Kreider, Managing Director, MSIM, joined MSI in 1988. He joined the management team for the Municipal Portfolio in 1992.

Michael Kushma, Executive Director, MSIM, joined Morgan Stanley Investment Management Inc. in 1987. He served as a Global Fixed Income Strategist from 1987 to 1995, and has served as the Senior Global Fixed Income Portfolio Manager since 1995. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1996.

Gordon W. Loery, Executive Director, MSIM and MSIA, joined MSI in 1996. He served as a Fixed Income Analyst at Morgan Stanley Asset Management Inc. from 1990 to 1996. He joined the management team for the High Yield Portfolio in 1999.

Deanna L. Loughnane, Executive Director, MSIM and MSIA, joined MSI as a Financial Analyst in 1997. She served as a Vice President and Senior Corporate Bond Analyst for Putnam Investments from 1993-1997. She joined the management team for the High Yield Portfolio in 2000.

Angelo G. Manioudakis, Executive Director, MSIM and MSIA, joined MSI in 1993. He served as a Fixed Income Analyst from 1993 to 1995. From 1995 to 1998, he served as a Fixed Income Portfolio manager. He joined the management team for the Intermediate Duration Portfolio in 1998 and the Domestic Fixed Income and Fixed Income II Portfolios in 2000.

Charles Moon, Vice President, MSIM and MSIA, joined MSI as an analyst in 1999. He served as a Vice President and Global Banks Analyst for Citigroup from 1993-1999. He joined the management team for the Intermediate Duration Portfolio in 2001.

Paul F. O'Brien, Executive Director, MSIM and MSIA, joined MSI in 1996. He served as Head of European Economics from 1993 through 1995 for J.P. Morgan. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1996.

Jonathan R. Page, Managing Director, MSIA, has served as Portfolio Manager at MSIA since 1975. He serves as a Senior Portfolio Manager for MSIA's taxable money market funds. He joined the management team for the Cash Reserves Portfolio in 1999.

Scott F. Richard, Managing Director, MSIM and MSIA, joined MSI in 1992. He joined the management team for the Limited Duration, Intermediate Duration and Advisory Mortgage Portfolios in 1995, the Targeted Duration Portfolio in 1998 and the Domestic Fixed Income and Fixed Income II Portfolios in 2000.

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Fund Management
[LOGO OF MORGAN STANLEY DEAN WITTER]



Christian G. Roth, Executive Director, MSIM, joined MSI in 1991. He served as a Portfolio Manager for the Limited Duration and Intermediate Duration Portfolios from 1994 until 1998. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1999.

Eric F. Scharpf, Vice President, MSIM, joined MSI as a Financial Analyst in 1997. He attended the Wharton School, University of Pennsylvania, from 1995-1997, receiving an MBA, and served as a Financial Analyst for Salomon Brothers from 1993-1995. He joined the management team for the Equity Portfolio in 2000 and the Value Portfolio in 2001.

Gary G. Schlarbaum, Managing Director, MSIM and MSIA; Director, Morgan Stanley Distribution, Inc., joined MSI in 1987. He joined the management team for the Equity and Small Cap Value Portfolios in 1987, the Balanced Portfolio in 1992 and the Multi-Asset-Class and Mid Cap Value Portfolios in 1994.

Roberto M. Sella, Managing Director, MSIM, joined MSI in 1992. He served as a Financial Analyst from 1992-1998, and as a Portfolio Manager beginning in 1998. He joined the management team for the Fixed Income and Special Purpose Fixed Income Portfolios in 2000.

Neil Stone, Executive Director, MSIM, joined MSI in 1996. He served as Director of Fixed Income Research at CS First Boston Corporation from 1985 to 1995, and as Vice President of Mortgage Research at Morgan Stanley from 1995 to 1996. He joined the management team for the Municipal Portfolio in 1998.

Horacio A. Valeiras, Managing Director, MSIM, joined MSI in 1992. He joined the management team for the Multi-Asset-Class Portfolio in 1994 and the Balanced Portfolio in 1996.

Distributor
Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc. ("MSDI"), a wholly-owned subsidiary of the Adviser. MSDI has entered into arrangements with certain financial intermediaries who may accept purchase and redemption orders for shares of certain Portfolios on its behalf.

                      (This page intentionally left blank)

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Financial Highlights
[LOGO OF MORGAN STANLEY DEAN WITTER]

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). As of the fiscal year ended September 30, 2000, the Mid Cap Growth II and Targeted Duration Portfolios had not commenced operations. The information for the year 2000 has been extracted from the Fund's financial statements which were audited by Deloitte & Touche LLP whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's Statement of Additional Information and are included in the Fund's September
30, 2000 Annual Report to Shareholders. The information for periods ended prior to September 30, 2000 was audited by PricewaterhouseCoopers LLP.
--------------------------------------------------------------------------------

                                  Net Gains
           Net Asset              or Losses                 Dividend      Capital Gain
            Value-      Net     on Securities Total from  Distributions  Distributions
           Beginning Investment (realized and Investment (net investment (realized net      Other
           of Period   Income    unrealized)  Activities     income)     capital gains) Distributions
 ----------------------------------------------------------------------------------------------------
  Equity Portfolio (Commencement of Institutional Class Operations 11/14/84)
  2000      $19.82      $0.05       $3.53        $3.58       ($0.05)         ($6.07)         -
  1999       20.44       0.14        5.24         5.38        (0.17)          (5.83)         -
  1998       29.45       0.24       (1.04)       (0.80)       (0.28)          (7.93)         -
  1997       25.67       0.36        8.22         8.58        (0.40)          (4.40)         -
  1996       24.43       0.50        3.26         3.76        (0.50)          (2.02)         -
 ----------------------------------------------------------------------------------------------------

  Mid Cap Growth Portfolio (Commencement of Institutional Class Operations 3/30/90)
  2000      $25.77     ($0.06)     $13.71       $13.65         -             ($4.27)         -
  1999       18.62      (0.01)      10.65        10.64       ($0.00)/\        (3.49)         -
  1998       21.84      (0.03)       0.24         0.21         -              (3.43)         -
  1997       20.53      (0.01)       4.75         4.74         -              (3.43)         -
  1996       18.60       0.01        4.70         4.71        (0.03)          (2.75)         -
 ----------------------------------------------------------------------------------------------------

  Mid Cap Value Portfolio (Commencement of Institutional Class Operations 12/30/94)
  2000      $21.88      $0.06       $5.78        $5.84       ($0.08)         ($2.57)         -
  1999+++    18.12       0.12        5.01         5.13        (0.06)          (1.31)         -
  1998+++    21.80       0.08       (1.53)       (1.45)       (0.04)          (2.19)         -
  1997+++    14.49       0.05        8.37         8.42        (0.10)          (1.01)         -
  1996       13.45       0.11        2.52         2.63        (0.55)          (1.04)         -
 ----------------------------------------------------------------------------------------------------

  Small Cap Growth Portfolio (Commencement of Institutional Class Operations 6/30/98)
  2000      $32.28     ($0.34)     $25.42       $25.08         -             ($4.40)         -
  1999+++     8.57      (0.13)      23.84        23.71         -               -             -
  1998       10.00      (0.01)      (1.42)       (1.43)        -               -             -
 ----------------------------------------------------------------------------------------------------

  Small Cap Value Portfolio (Commencement of Institutional Class Operations 7/01/86)
  2000      $18.62      $0.09       $4.01        $4.10       ($0.14)         ($1.40)         -
  1999+++    17.37       0.13        3.65         3.78        (0.07)          (2.46)         -
  1998       24.97       0.16       (4.33)       (4.17)       (0.14)          (3.29)         -
  1997       19.64       0.15        8.39         8.54        (0.11)          (3.10)         -
  1996       18.28       0.18        3.62         3.80        (0.20)          (2.24)         -
 ----------------------------------------------------------------------------------------------------

  Strategic Small Value Portfolio (Commencement of Institutional Class Operations
   6/14/00)
  2000      $10.00      $0.03      $ 0.59       $ 0.62         -               -             -
 ----------------------------------------------------------------------------------------------------

  Value Portfolio (Commencement of Institutional Class Operations 11/05/84)
  2000      $13.59      $0.16       $0.95        $1.11       ($0.18)         ($1.27)        (0.39)
  1999+++    15.16       0.21        1.11         1.32        (0.28)          (2.61)         -
  1998       20.37       0.34       (3.38)       (3.04)       (0.36)          (1.81)         -
  1997+++    15.61       0.34        5.75         6.09        (0.30)          (1.03)         -
  1996       14.89       0.30        2.20         2.50        (0.32)          (1.46)         -
 ----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Financial Highlights
[LOGO OF MORGAN STANLEY DEAN WITTER]


--------------------------------------------------------------------------------


                                            Net Assets-  Ratio of    Ratio of
                       Net Asset              End of    Expenses to Net Income Portfolio
         Total          Value-      Total     Period      Average   to Average Turnover
     Distributions   End of Period Return** (thousands) Net Assets+ Net Assets   Rate
----------------------------------------------------------------------------------------

        ($6.12)         $17.28       19.83%   $615,078     0.61%       0.27%      211%
         (6.00)          19.82       30.15     635,593     0.62        0.64       103
         (8.21)          20.44       (2.66)    872,662     0.61        0.94        77
         (4.80)          29.45       38.46   1,312,547     0.60        1.30        85
         (2.52)          25.67       16.48   1,442,261     0.60        1.95        67
----------------------------------------------------------------------------------------

        ($4.27)         $35.15       56.60% $2,109,750     0.62%      (0.21%)     169%
         (3.49)          25.77       64.27     785,659     0.62       (0.07)      208
         (3.43)          18.62        2.00     429,955     0.62       (0.13)      172
         (3.43)          21.84       28.05     446,963     0.63       (0.07)      134
         (2.78)          20.53       28.81     403,281     0.60        0.04       141
----------------------------------------------------------------------------------------

        ($2.65)         $25.07       29.48% $1,374,275     0.87%       0.28%      226%
         (1.37)          21.88       29.44     721,015     0.87        0.57       244
         (2.23)          18.12       (6.92)    420,555     0.90        0.40       213
         (1.11)          21.80       61.40     220,260     0.90++      0.28       184
         (1.59)          14.49       22.30      50,449     0.88++      1.61       377
----------------------------------------------------------------------------------------

        ($4.40)         $52.96       80.31%   $437,898     1.14%      (0.77%)     206%
          -              32.28      276.66      93,229     1.18++     (0.50)      300
          -               8.57      (14.30)      3,004     1.16*++    (0.46)*      67
----------------------------------------------------------------------------------------

        ($1.54)         $21.18       23.11% $1,269,171     0.86%       0.43%      193%
         (2.53)          18.62       23.83     897,629     0.86        0.70       251
         (3.43)          17.37      (18.34)    716,729     0.86        0.71       163
         (3.21)          24.97       49.81     897,396     0.86        0.70       107
         (2.44)          19.64       24.00     585,457     0.86        0.99       145
----------------------------------------------------------------------------------------

          -             $10.62        6.20%     $2,506     1.31%*      1.15%       33%
----------------------------------------------------------------------------------------

        ($1.84)         $12.86        9.67%   $690,859     0.61%       1.32%       50%
         (2.89)          13.59        8.30   1,079,356     0.63        1.38        53
         (2.17)          15.16      (16.41)  2,288,236     0.60        1.76        56
         (1.33)          20.37       41.25   3,542,772     0.62        1.93        46
         (1.78)          15.61       18.41   1,844,740     0.61        2.07        53
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Financial Highlights
[LOGO OF MORGAN STANLEY DEAN WITTER]


--------------------------------------------------------------------------------

                                  Net Gains
           Net Asset              or Losses                 Dividend      Capital Gain
            Value -     Net     on Securities Total from  Distributions  Distributions
           Beginning Investment (realized and Investment (net investment (realized net      Other
           of Period   Income    unrealized)  Activities     income)     capital gains) Distributions
 ----------------------------------------------------------------------------------------------------
  Cash Reserves Portfolio (Commencement of Institutional Class Operations 8/29/90)
  2000      $1.000     $0.058        -          $0.058       ($0.058)          -             -
  1999       1.000      0.048        -           0.048        (0.048)          -             -
  1998       1.000       .053        -            .053         (.053)          -             -
  1997       1.000       .052        -            .052         (.052)          -             -
  1996       1.000       .052        -            .052         (.052)          -             -
 ----------------------------------------------------------------------------------------------------

  Domestic Fixed Income Portfolio (Commencement of Institutional Class Operations
   9/29/87)
  2000      $10.55      $0.71      ($0.12)       $0.59        ($0.68)          -             -
  1999       11.40       0.71       (0.83)       (0.12)        (0.52)          -            (0.21)#
  1998       11.27       0.73        0.32         1.05         (0.79)         (0.13)         -
  1997       10.89       0.74        0.33         1.07         (0.67)         (0.02)         -
  1996       11.03       0.56       (0.09)        0.47         (0.57)          -            (0.04)#
 ----------------------------------------------------------------------------------------------------

  Fixed Income Portfolio (Commencement of Institutional Class Operations 11/14/84)
  2000      $11.26      $0.77      ($0.02)       $0.75        ($0.76)          -             -
  1999+++    12.22       0.77       (0.72)        0.05         (0.71)          -            (0.30)#
  1998+++    12.22       0.78        0.14         0.92         (0.75)         (0.17)         -
  1997+++    11.83       0.80        0.50         1.30         (0.78)         (0.13)         -
  1996       11.82       0.78        0.08         0.86         (0.79)         (0.06)         -
 ----------------------------------------------------------------------------------------------------

  Fixed Income II Portfolio (Commencement of Institutional Class Operations 8/31/90)
  2000      $10.74      $0.78      ($0.12)       $0.66        ($0.73)          -             -
  1999       11.69       0.69       (0.75)       (0.06)        (0.63)          -            (0.26)#
  1998       11.46       0.61        0.40         1.01         (0.66)         (0.12)         -
  1997       11.23       0.74        0.39         1.13         (0.79)         (0.11)         -
  1996       11.33       0.70       (0.03)        0.67         (0.66)         (0.08)        (0.03)#
 ----------------------------------------------------------------------------------------------------

  Global Fixed Income Portfolio (Commencement of Institutional Class Operations
   4/30/93)
  2000      $10.42      $0.53      ($1.06)      ($0.53)       ($0.11)          -           ($0.55)
  1999       11.03       0.51       (0.49)        0.02         (0.44)         (0.19)         -
  1998       10.64       0.55        0.38         0.93         (0.39)         (0.15)         -
  1997+++    11.01       0.60       (0.22)        0.38         (0.59)         (0.16)         -
  1996       11.05       0.63        0.09         0.72         (0.71)         (0.05)         -
 ----------------------------------------------------------------------------------------------------

  High Yield Portfolio (Commencement of Institutional Class Operations 2/28/89)
  2000       $8.77      $0.89      ($0.88)       $0.01        ($0.92)          -             -
  1999+++     8.99       0.86       (0.10)        0.76         (0.79)         (0.04)        (0.15)#
  1998+++    10.15       0.85       (0.93)       (0.08)        (0.82)         (0.26)         -
  1997+++     9.32       0.86        0.87         1.73         (0.87)         (0.03)         -
  1996        9.08       0.88        0.28         1.16         (0.92)          -             -
 ----------------------------------------------------------------------------------------------------

  Intermediate Duration Portfolio (Commencement of Institutional Class Operations
   10/3/94)
  2000      $ 9.77      $0.67      ($0.19)       $0.48        ($0.58)          -             -
  1999       10.68       0.72       (0.65)        0.07         (0.76)          -            (0.22)#
  1998       10.48       0.58        0.28         0.86         (0.56)         (0.10)         -
  1997+++    10.28       0.61        0.27         0.88         (0.53)         (0.15)         -
  1996       10.68       0.60        0.03         0.63         (0.65)         (0.38)         -
 ----------------------------------------------------------------------------------------------------
  International Fixed Income Portfolio (Commencement of Institutional Class Operations
   4/29/94)
  2000      $10.12      $0.35      ($1.15)      ($0.80)         -            ($0.04)       ($0.40)##
  1999       10.75       0.34       (0.41)       (0.07)        (0.28)         (0.22)        (0.06)##
  1998       10.19       0.45        0.56         1.01         (0.36)         (0.09)         -
  1997       10.77       0.50       (0.44)        0.06         (0.38)         (0.26)         -
  1996       11.01       0.52        0.12         0.64         (0.80)         (0.08)         -
 ----------------------------------------------------------------------------------------------------

  Limited Duration Portfolio (Commencement of Institutional Class Operations 3/31/92)
  2000      $10.18      $0.60      ($0.03)       $0.57        ($0.58)          -             -
  1999       10.54       0.68       (0.31)        0.37         (0.73)          -             -
  1998       10.49       0.59        0.03         0.62         (0.57)          -             -
  1997       10.38       0.62        0.08         0.70         (0.59)          -             -
  1996       10.41       0.58       (0.03)        0.55         (0.58)          -             -
 ----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Financial Highlights
[LOGO OF MORGAN STANLEY DEAN WITTER]


--------------------------------------------------------------------------------


                                             Net Assets-  Ratio of    Ratio of
                       Net Asset               End of     Expenses   Net Income Portfolio
         Total          Value-      Total      Period    to Average  to Average Turnover
     Distributions   End of Period Return**  (thousands) Net Assets+ Net Assets   Rate
-----------------------------------------------------------------------------------------

        ($0.058)        $1.000       5.91%     $115,513     0.37%++     5.72%      N/A
         (0.048)         1.000       4.93       156,510     0.33++      4.77       N/A
          (.053)         1.000       5.47       168,228     0.32++      5.33       N/A
          (.052)         1.000       5.32        98,464     0.33++      5.20       N/A
          (.052)         1.000       5.35        78,497     0.33++      5.19       N/A
-----------------------------------------------------------------------------------------

         ($0.68)        $10.46       5.88%     $181,884     0.51%       6.86%       51%
          (0.73)         10.55      (1.12)      189,860     0.51        6.09       115
          (0.92)         11.40       9.83        76,042     0.51++      6.32       145
          (0.69)         11.27      10.20        96,954     0.51++      6.48       217
          (0.61)         10.89       4.41        95,362     0.52++      5.73       168
-----------------------------------------------------------------------------------------

         ($0.76)        $11.25       7.02%   $4,087,553     0.48%       7.03%       62%
          (1.01)         11.26       0.33     4,338,939     0.48        6.62       103
          (0.92)         12.22       7.90     4,625,015     0.48        6.49       121
          (0.91)         12.22      11.47     3,219,987     0.49        6.73       179
          (0.85)         11.83       7.63     1,790,146     0.48        6.77       162
-----------------------------------------------------------------------------------------

         ($0.73)        $10.67       6.48%     $279,141     0.49%       6.99%       43%
          (0.89)         10.74      (0.57)      384,893     0.48        6.20       106
          (0.78)         11.69       9.23       443,923     0.50        6.19        92
          (0.90)         11.46      10.58       226,662     0.50        6.54       182
          (0.77)         11.23       6.12       191,740     0.50        6.06       165
-----------------------------------------------------------------------------------------

         ($0.66)         $9.23      (5.39%)     $34,827     0.62%       4.87%       54%
          (0.63)         10.42      (0.05)       64,059     0.54        4.83        56
          (0.54)         11.03       9.18        71,834     0.56        5.11        88
          (0.75)         10.64       3.53        77,493     0.57        5.65       137
          (0.76)         11.01       6.83        67,282     0.60        5.25       133
-----------------------------------------------------------------------------------------

         ($0.92)         $7.86      (0.22%)    $848,507     0.56%      10.50%       55%
          (0.98)          8.77       8.81       937,482     0.49        9.61        45
          (1.08)          8.99      (1.17)      703,110     0.50        8.74        75
          (0.90)         10.15      19.90       523,899     0.51        9.05        96
          (0.92)          9.32      13.83       289,810     0.49       10.04       115
-----------------------------------------------------------------------------------------

         ($0.58)         $9.67       5.84%      $37,686     0.54%       6.95%       76%
          (0.98)          9.77       0.64        50,513     0.49        6.20        97
          (0.66)         10.68       8.57       116,891     0.52        5.84       131
          (0.68)         10.48       8.93        72,119     0.55++      5.93       204
          (1.03)         10.28       6.27        12,017     0.56++      6.17       251
-----------------------------------------------------------------------------------------

         ($0.44)         $8.88      (8.23%)    $112,456     0.56%       3.76%       91%
          (0.56)         10.12      (0.93)      125,981     0.52        3.68        64
          (0.45)         10.75      10.38       150,313     0.52        4.59        75
          (0.64)         10.19       0.44       152,752     0.53        5.27       107
          (0.88)         10.77       6.13       143,137     0.53        5.39       124
-----------------------------------------------------------------------------------------

         ($0.58)        $10.17       6.37%     $177,776     0.42%       6.61%       57%
          (0.73)         10.18       3.61       161,538     0.41        6.16       102
          (0.57)         10.54       6.13       252,711     0.42        5.89       107
          (0.59)         10.49       6.98       155,570     0.43++      6.15       130
          (0.58)         10.38       5.47       123,227     0.43        5.65       174
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Financial Highlights
[LOGO OF MORGAN STANLEY DEAN WITTER]


--------------------------------------------------------------------------------

                                  Net Gains
           Net Asset              or Losses                 Dividend      Capital Gain
            Value-      Net     on Securities Total from  Distributions  Distributions
           Beginning Investment (realized and Investment (net investment (realized net      Other
           of Period   Income    unrealized)  Activities     income)     capital gains) Distributions
 ----------------------------------------------------------------------------------------------------

  Multi-Market Fixed Income Portfolio (Commencement of Institutional Class Operations
   10/1/97)
  2000       $9.46     $0.80       ($0.39)      $0.41        ($0.75)           -             -
  1999        9.86      0.65        (0.42)       0.23         (0.63)           -             -
  1998       10.00      0.56        (0.29)       0.27         (0.40)           -            (0.01)#
 ----------------------------------------------------------------------------------------------------

  Municipal Portfolio (Commencement of Institutional Class Operations 10/1/92)
  2000      $11.39     $0.62        $0.10       $0.72        ($0.62)         ($0.06)         -
  1999       11.96      0.55        (0.53)       0.02         (0.59)           -             -
  1998       11.64      0.54         0.28        0.82         (0.50)           -             -
  1997       11.23      0.53         0.40        0.93         (0.52)           -             -
  1996       10.75      0.51         0.49        1.00         (0.52)           -             -
 ----------------------------------------------------------------------------------------------------

  Special Purpose Fixed Income Portfolio (Commencement of Institutional Class
   Operations 3/31/92)
  2000      $11.32     $0.81       ($0.06)      $0.75        ($0.76)           -             -
  1999       12.33      0.78        (0.69)       0.09         (0.73)         ($0.04)       ($0.33)#
  1998       12.58      0.84         0.03        0.87         (0.85)          (0.27)         -
  1997+++    12.26      0.85         0.52        1.37         (0.87)          (0.18)         -
  1996       12.53      0.83         0.08        0.91         (0.88)          (0.30)         -
 ----------------------------------------------------------------------------------------------------

  Balanced Portfolio (Commencement of Institutional Class Operations 12/31/92)
  2000      $13.83     $0.44        $1.45       $1.89        ($0.46)         ($1.89)         -
  1999+++    13.46      0.45         1.71        2.16         (0.43)          (1.36)         -
  1998+++    15.30      0.48        (0.11)       0.37         (0.49)          (1.72)         -
  1997       13.81      0.51         2.91        3.42         (0.54)          (1.39)         -
  1996       13.06      0.53         1.15        1.68         (0.50)          (0.43)         -
 ----------------------------------------------------------------------------------------------------

  Multi-Asset-Class Portfolio (Commencement of Institutional Class Operations 7/29/94)
  2000      $12.43     $0.36        $0.60       $0.96        ($0.31)         ($1.36)       ($0.10)
  1999       11.74      0.37         1.62        1.99         (0.34)          (0.96)         -
  1998+++    13.64      0.38        (0.45)      (0.07)        (0.34)          (1.49)         -
  1997+++    12.28      0.38         2.57        2.95         (0.51)          (1.08)         -
  1996       11.34      0.46         1.05        1.51         (0.42)          (0.15)         -
 ----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Financial Highlights
[LOGO OF MORGAN STANLEY DEAN WITTER]


--------------------------------------------------------------------------------


                                            Net Assets-  Ratio of    Ratio of
                       Net Asset              End of     Expenses   Net Income Portfolio
         Total          Value-      Total     Period    to Average  to Average Turnover
     Distributions   End of Period Return** (thousands) Net Assets+ Net Assets   Rate
----------------------------------------------------------------------------------------

        ($0.75)          $9.12       4.50%    $59,304      0.58%       7.51%       59%
         (0.63)           9.46       2.36     101,306      0.58        6.79        86
         (0.41)           9.86       2.72      97,062      0.58*++     6.48*      163
----------------------------------------------------------------------------------------

        ($0.68)         $11.43       6.66%   $115,217      0.51%++     5.51%       82%
         (0.59)          11.39       0.11     121,917      0.51++      4.72        88
         (0.50)          11.96       7.20      82,282      0.52++      4.58       140
         (0.52)          11.64       8.47      75,120      0.51++      4.70        54
         (0.52)          11.23       9.46      54,536      0.51++      4.66        78
----------------------------------------------------------------------------------------

        ($0.76)         $11.31       6.99%   $429,327      0.49%       7.13%       53%
         (1.10)          11.32       0.71     459,674      0.49        6.46       124
         (1.12)          12.33       7.31     552,269      0.49        6.89       105
         (1.05)          12.58      11.78     492,784      0.49        6.88       198
         (1.18)          12.26       7.74     447,646      0.49        6.75       151
----------------------------------------------------------------------------------------

        ($2.35)         $13.37      14.75%   $505,078      0.58%       3.29%      162%
         (1.79)          13.83      16.99     341,886      0.58        3.21       111
         (2.21)          13.46       2.85     382,339      0.59        3.36       100
         (1.93)          15.30      27.44     343,284      0.58        3.56       145
         (0.93)          13.81      13.47     300,868      0.57        3.85       110
----------------------------------------------------------------------------------------

        ($1.77)         $11.62       7.74%   $143,434      0.78%       2.93%      152%
         (1.30)          12.43      17.71     152,862      0.78++      2.86       101
         (1.83)          11.74      (0.46)    165,039      0.78++      2.98       107
         (1.59)          13.64      26.50     173,155      0.74++      3.07       141
         (0.57)          12.28      13.75     129,558      0.58++      3.82       122
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Morgan Stanley Institutional Fund
                                             Trust

                                             Financial Highlights
[LOGO OF MORGAN STANLEY DEAN WITTER]


 NOTES TO THE FINANCIAL HIGHLIGHTS

   * Annualized
  ** Total return figures for partial years are not annualized.
   # Represents distributions in excess of net realized gains.
  ## Represents distributions in excess of net investment income.
   + For the respective periods ended September 30, the Ratio of Expenses to Average Net Assets for the following portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be as follows for the respective periods.

  ---------------------------------------------------------------------------
    Portfolio                1996       1997       1998       1999       2000
  ---------------------------------------------------------------------------
   Equity                    0.60       0.59       0.59       0.60       0.61
  ---------------------------------------------------------------------------
   Mid Cap Growth            0.60       0.61       0.60       0.60       0.61
  ---------------------------------------------------------------------------
   Mid Cap Value             0.88       0.88       0.88       0.86       0.85
  ---------------------------------------------------------------------------
   Small Cap Growth          -          -          1.15*      1.15       1.12
  ---------------------------------------------------------------------------
   Small Cap Value           0.86       0.86       0.86       0.86       0.85
  ---------------------------------------------------------------------------
   Strategic Small Value     -          -          -          -          1.15
  ---------------------------------------------------------------------------
   Value                     0.60       0.61       0.59       0.62       0.60
  ---------------------------------------------------------------------------
   Cash Reserves             0.32       0.32       0.32       0.32       0.32
  ---------------------------------------------------------------------------
   Domestic Fixed Income     0.50       0.50       0.50       0.49       0.50
  ---------------------------------------------------------------------------
   Fixed Income              0.48       0.48       0.47       0.47       0.47
  ---------------------------------------------------------------------------
   Fixed Income II           0.49       0.49       0.49       0.47       0.48
  ---------------------------------------------------------------------------
   Global Fixed Income       0.58       0.57       0.56       0.53       0.60
  ---------------------------------------------------------------------------
   High Yield                0.48       0.50       0.48       0.48       0.55
  ---------------------------------------------------------------------------
   Intermediate Duration     0.52       0.52       0.51       0.48       0.53
  ---------------------------------------------------------------------------
   International Fixed
    Income                   0.53       0.53       0.52       0.52       0.55
  ---------------------------------------------------------------------------
   Limited Duration          0.42       0.42       0.41       0.41       0.41
  ---------------------------------------------------------------------------
   Multi-Market Fixed
    Income                   -          -          0.58*      0.58       0.58
  ---------------------------------------------------------------------------
   Municipal                 0.50       0.50       0.50       0.50       0.50
  ---------------------------------------------------------------------------
   Special Purpose Fixed
    Income                   0.49       0.48       0.48       0.48       0.48
  ---------------------------------------------------------------------------
   Balanced                  0.57       0.56       0.57       0.57       0.57
  ---------------------------------------------------------------------------
   Multi-Asset-Class         0.58       0.74       0.78       0.78       0.78
  ---------------------------------------------------------------------------

  ++ For the periods indicated, the Adviser voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary in order to keep Total Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended September 30, the voluntarily waived and/or reimbursed expenses totaled the below listed amounts.

  ----------------------------------------------------------------------------
                            Voluntarily waived and/or reimbursed expenses for:
  ----------------------------------------------------------------------------
    Portfolio                1996       1997       1998       1999       2000
  ----------------------------------------------------------------------------
   Mid Cap Value             0.18       0.02       -          -          -
  ----------------------------------------------------------------------------
   Small Cap Growth          -          -          3.67*      0.15       -
  ----------------------------------------------------------------------------
   Strategic Small Value     -          -          -          -          4.23
  ----------------------------------------------------------------------------
   Cash Reserves             0.09       0.07       0.05       0.04       0.05
  ----------------------------------------------------------------------------
   Domestic Fixed Income     0.01       0.01       0.01       -          0.01
  ----------------------------------------------------------------------------
   Intermediate Duration     0.13       0.05       -          -          -
  ----------------------------------------------------------------------------
   International Fixed
    Income                   -          -          -          -          -
  ----------------------------------------------------------------------------
   Limited Duration          -          0.00/\/\   -          -          -
  ----------------------------------------------------------------------------
   Multi-Market Fixed
    Income                   -          -          0.05*      -          -
  ----------------------------------------------------------------------------
   Municipal                 0.09       0.05       0.04       0.09       0.01
  ----------------------------------------------------------------------------
   Multi-Asset-Class         0.08       0.08       0.04       0.02       0.03
  ----------------------------------------------------------------------------

 +++ Per share amounts for the year are based on average shares outstanding.
  /\ Amount is less than $0.01.
/\/\ Amount is less than 0.01%.

                                             Morgan Stanley Institutional Fund
                                             Trust
[LOGO OF MORGAN STANLEY DEAN WITTER]

                                             Institutional Class Prospectus

                January 31, 2001, as revised on November 1, 2001

Where to Find Additional Information

In addition to this prospectus, the Fund has a Statement of Additional Information ("SAI"), dated January 31, 2001, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this prospectus and, therefore, legally forms a part of this prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") which contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090;
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-03980.

Morgan Stanley Institutional Fund Trust

One Tower Bridge,
West Conshohocken, PA 19428-0868.

For Shareholder Inquiries,
call J.P. Morgan at 1-800-548-7786.

Prices and Investment Results are available at www.morganstanley.com/im.

                              Trustees of the Fund

                            Barton M Biggs, Chairman

                               John D. Barrett II

                               Thomas P. Gerrity

                                Gerard E. Jones

                                Joseph J. Kearns

                               Vincent R. McLean

                              C. Oscar Morong, Jr.

                             William G. Morton, Jr.

                                 Michael Nugent

                                  Fergus Reid

                               Ronald E. Robison

                              Officers of the Fund
--------------------

                          Ronald E. Robison, President

                        Lorraine Truten, Vice President

                       Stefanie V. Chang, Vice President

                 Joseph P. Stadler Vice President and Treasurer

                            Mary E. Mullin,Secretary

                       Belinda Brady, Assistant Treasurer




                                                             901-promasinst-0101